Elfun Diversified Fund Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity – 34.7% †
Common Stock – 34.7%
Advertising – 0.0% *
Omnicom Group Inc.	641	$46,786
The Interpublic Group of Companies Inc.	1,166	24,498
		71,284
Aerospace & Defense – 0.9%
Arconic Inc.	1,319	25,206
General Dynamics Corp.	799	135,255
Harris Corp.	349	55,739
Huntington Ingalls Industries Inc.	118	24,450
L3 Technologies Inc.	228	47,052
Lockheed Martin Corp.	713	214,014
Northrop Grumman Corp.	498	134,261
Raytheon Co.	814	148,213
Textron Inc.	698	35,361
The Boeing Co.	1,528	582,810
TransDigm Group Inc.	145	65,828	(a	)
United Technologies Corp.	2,342	301,860
		1,770,049
Agricultural & Farm Machinery – 0.1%
Deere & Co.	924	147,692
Agricultural Products – 0.0% *
Archer-Daniels-Midland Co.	1,675	72,243
Air Freight & Logistics – 0.2%
CH Robinson Worldwide Inc.	343	29,838
Expeditors International of Washington Inc.	494	37,495
FedEx Corp.	689	124,991
United Parcel Service Inc., Class B	2,003	223,815
		416,139
Airlines – 0.1%
Alaska Air Group Inc.	415	23,290
American Airlines Group Inc.	1,194	37,922
Delta Air Lines Inc.	1,800	92,970
Southwest Airlines Co.	1,441	74,802
United Continental Holdings Inc.	636	50,740	(a	)
		279,724
Alternative Carriers – 0.0% *
CenturyLink Inc.	2,674	32,061
Apparel Retail – 0.2%
Foot Locker Inc.	300	18,180
L Brands Inc.	787	21,706
Ross Stores Inc.	1,035	96,359
The Gap Inc.	530	13,875
The TJX Companies Inc.	3,596	191,343
		341,463
Apparel, Accessories & Luxury Goods – 0.1%
Hanesbrands Inc.	1,196	21,384
PVH Corp.	208	25,366
Ralph Lauren Corp.	158	20,489
Tapestry Inc.	936	30,411
Under Armour Inc., Class A	679	14,354	(a	)
Under Armour Inc., Class C	682	12,869	(a	)
VF Corp.	972	84,477
		209,350
Application Software – 0.6%
Adobe Inc.	1,410	375,751	(a	)
ANSYS Inc.	260	47,505	(a	)
Autodesk Inc.	650	101,283	(a	)
Cadence Design Systems Inc.	800	50,808	(a	)
Citrix Systems Inc.	365	36,376
Intuit Inc.	747	195,273
salesforce.com Inc.	2,209	349,839	(a	)
Synopsys Inc.	410	47,212	(a	)
		1,204,047

	Number of Shares	Fair Value
Asset Management & Custody Banks – 0.3%
Affiliated Managers Group Inc.	162	$17,352
Ameriprise Financial Inc.	398	50,984
BlackRock Inc.	349	149,152
Franklin Resources Inc.	792	26,247
Invesco Ltd.	1,109	21,415
Northern Trust Corp.	671	60,665
State Street Corp.	1,146	75,418	(b	)
T Rowe Price Group Inc.	719	71,986
The Bank of New York Mellon Corp.	2,595	130,866
		604,085
Auto Parts & Equipment – 0.0% *
BorgWarner Inc.	639	24,544
Automobile Manufacturers – 0.1%
Ford Motor Co.	11,215	98,468
General Motors Co.	3,733	138,494
		236,962
Automotive Retail – 0.1%
Advance Auto Parts Inc.	222	37,858
AutoZone Inc.	73	74,761	(a	)
CarMax Inc.	503	35,109	(a	)
O’Reilly Automotive Inc.	239	92,804	(a	)
		240,532
Biotechnology – 0.8%
AbbVie Inc.	4,277	344,683
Alexion Pharmaceuticals Inc.	668	90,300	(a	)
Amgen Inc.	1,814	344,624
Biogen Inc.	580	137,100	(a	)
Celgene Corp.	2,011	189,718	(a	)
Gilead Sciences Inc.	3,676	238,977
Incyte Corp.	517	44,467	(a	)
Regeneron Pharmaceuticals Inc.	229	94,032	(a	)
Vertex Pharmaceuticals Inc.	745	137,043	(a	)
		1,620,944
Brewers – 0.0% *
Molson Coors Brewing Co., Class B	581	34,657
Broadcasting – 0.1%
CBS Corp., Class B	993	47,197
Discovery Inc., Class A	561	15,158	(a	)
Discovery Inc., Class C	997	25,344	(a	)
Fox Corp., Class A	997	36,600	(a	)
Fox Corp., Class B	483	17,330	(a	)
		141,629
Building Products – 0.1%
AO Smith Corp.	400	21,328
Fortune Brands Home & Security Inc.	463	22,043
Johnson Controls International PLC	2,680	98,999
Masco Corp.	873	34,318
		176,688
Cable & Satellite – 0.4%
Charter Communications Inc., Class A	507	175,883	(a	)
Comcast Corp., Class A	13,096	523,578
DISH Network Corp., Class A	600	19,014	(a	)
		718,475
Casinos & Gaming – 0.0% *
MGM Resorts International	1,420	36,437
Wynn Resorts Ltd.	278	33,171
		69,608
Commodity Chemicals – 0.0% *
LyondellBasell Industries N.V., Class A	864	72,645
Communications Equipment – 0.4%
Arista Networks Inc.	160	50,314	(a	)
Cisco Systems Inc.	12,760	688,912
F5 Networks Inc.	168	26,364	(a	)
Juniper Networks Inc.	1,045	27,661
Motorola Solutions Inc.	478	67,121
		860,372
Computer & Electronics Retail – 0.0% *
Best Buy Company Inc.	718	51,021

Elfun Diversified Fund Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Construction & Engineering – 0.0% *
Fluor Corp.	414	$15,235
Jacobs Engineering Group Inc.	356	26,768
Quanta Services Inc.	358	13,511
		55,514
Construction Machinery & Heavy Trucks – 0.2%
Caterpillar Inc.	1,659	224,778
Cummins Inc.	439	69,305
PACCAR Inc.	1,025	69,844
Wabtec Corp.	399	29,414
		393,341
Construction Materials – 0.0% *
Martin Marietta Materials Inc.	182	36,615
Vulcan Materials Co.	378	44,755
		81,370
Consumer Finance – 0.2%
American Express Co.	1,960	214,228
Capital One Financial Corp.	1,357	110,853
Discover Financial Services	927	65,965
Synchrony Financial	1,816	57,931
		448,977
Copper – 0.0% *
Freeport-McMoRan Inc.	4,227	54,486
Data Processing & Outsourced Services – 1.3%
Alliance Data Systems Corp.	128	22,398
Automatic Data Processing Inc.	1,260	201,272
Broadridge Financial Solutions Inc.	335	34,736
Fidelity National Information Services Inc.	892	100,885
Fiserv Inc.	1,114	98,344	(a	)
FleetCor Technologies Inc.	260	64,113	(a	)
Global Payments Inc.	458	62,526
Jack Henry & Associates Inc.	223	30,939
Mastercard Inc., Class A	2,628	618,763
Paychex Inc.	951	76,270
PayPal Holdings Inc.	3,402	353,264	(a	)
The Western Union Co.	1,191	21,998
Total System Services Inc.	472	44,845
Visa Inc., Class A	5,085	794,226
		2,524,579
Department Stores – 0.0% *
Kohl’s Corp.	452	31,084
Macy’s Inc.	919	22,084
Nordstrom Inc.	309	13,713
		66,881
Distillers & Vintners – 0.1%
Brown-Forman Corp., Class B	462	24,384
Constellation Brands Inc., Class A	474	83,107
		107,491
Distributors – 0.0% *
Genuine Parts Co.	412	46,156
LKQ Corp.	836	23,726	(a	)
		69,882
Diversified Banks – 1.5%
Bank of America Corp.	25,997	717,257
Citigroup Inc.	6,855	426,518
JPMorgan Chase & Co.	9,483	959,964
U.S. Bancorp	4,341	209,193
Wells Fargo & Co.	11,885	574,283
		2,887,215
Diversified Chemicals – 0.2%
DowDuPont Inc.	6,546	348,967
Eastman Chemical Co.	405	30,732
		379,699
Diversified Support Services – 0.0% *
Cintas Corp.	252	50,932
Copart Inc.	560	33,930	(a	)
		84,862

	Number of Shares	Fair Value
Drug Retail – 0.1%
Walgreens Boots Alliance Inc.	2,301	$145,584
Electric Utilities – 0.7%
Alliant Energy Corp.	690	32,520
American Electric Power Company Inc.	1,386	116,078
Duke Energy Corp.	2,119	190,710
Edison International	943	58,391
Entergy Corp.	511	48,867
Evergy Inc.	769	44,640
Eversource Energy	892	63,287
Exelon Corp.	2,810	140,865
FirstEnergy Corp.	1,462	60,834
NextEra Energy Inc.	1,378	266,395
Pinnacle West Capital Corp.	331	31,637
PPL Corp.	2,060	65,384
The Southern Co.	2,960	152,973
Xcel Energy Inc.	1,486	83,528
		1,356,109
Electrical Components & Equipment – 0.2%
AMETEK Inc.	655	54,345
Eaton Corporation PLC	1,208	97,317
Emerson Electric Co.	1,804	123,520
Rockwell Automation Inc.	364	63,867
		339,049
Electronic Components – 0.1%
Amphenol Corp., Class A	899	84,902
Corning Inc.	2,323	76,891
		161,793
Electronic Equipment & Instruments – 0.0% *
FLIR Systems Inc.	373	17,747
Keysight Technologies Inc.	500	43,600	(a	)
		61,347
Electronic Manufacturing Services – 0.0% *
IPG Photonics Corp.	100	15,178	(a	)
Environmental & Facilities Services – 0.1%
Republic Services Inc.	634	50,961
Rollins Inc.	450	18,729
Waste Management Inc.	1,092	113,470
		183,160
Fertilizers & Agricultural Chemicals – 0.1%
CF Industries Holdings Inc.	701	28,657
FMC Corp.	424	32,571
The Mosaic Co.	1,064	29,058
		90,286
Financial Exchanges & Data – 0.3%
Cboe Global Markets Inc.	320	30,541
CME Group Inc.	1,029	169,353
Intercontinental Exchange Inc.	1,633	124,336
Moody’s Corp.	484	87,647
MSCI Inc.	250	49,710
Nasdaq Inc.	351	30,709
S&P Global Inc.	714	150,333
		642,629
Food Distributors – 0.0% *
Sysco Corp.	1,328	88,657
Food Retail – 0.0% *
The Kroger Co.	2,367	58,228
Footwear – 0.2%
NIKE Inc., Class B	3,625	305,261
Gas Utilities – 0.0% *
Atmos Energy Corp.	344	35,408
General Merchandise Stores – 0.2%
Dollar General Corp.	769	91,742
Dollar Tree Inc.	702	73,738	(a	)
Target Corp.	1,495	119,988
		285,468
Gold – 0.0% *
Newmont Mining Corp.	1,600	57,232

Elfun Diversified Fund Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Health Care REITs – 0.1%
HCP Inc.	1,327	$41,535
Ventas Inc.	1,018	64,959
Welltower Inc.	1,109	86,058
		192,552
Healthcare Distributors – 0.1%
AmerisourceBergen Corp.	458	36,420
Cardinal Health Inc.	862	41,505
Henry Schein Inc.	464	27,891	(a	)
McKesson Corp.	575	67,310
		173,126
Healthcare Equipment – 1.0%
Abbott Laboratories	5,077	405,855
ABIOMED Inc.	140	39,983	(a	)
Baxter International Inc.	1,388	112,858
Becton Dickinson and Co.	772	192,791
Boston Scientific Corp.	3,999	153,482	(a	)
Danaher Corp.	1,832	241,861
Edwards Lifesciences Corp.	606	115,946	(a	)
Hologic Inc.	765	37,026	(a	)
IDEXX Laboratories Inc.	251	56,123	(a	)
Intuitive Surgical Inc.	329	187,721	(a	)
ResMed Inc.	440	45,747
Stryker Corp.	890	175,793
Teleflex Inc.	138	41,698
Varian Medical Systems Inc.	257	36,422	(a	)
Zimmer Biomet Holdings Inc.	603	77,003
		1,920,309
Healthcare Facilities – 0.1%
HCA Healthcare Inc.	767	100,002
Universal Health Services Inc., Class B	242	32,372
		132,374
Healthcare Services – 0.3%
Cigna Corp.	1,096	176,259	(a	)
CVS Health Corp.	3,724	200,835
DaVita Inc.	419	22,747	(a	)
Laboratory Corporation of America Holdings	297	45,435	(a	)
Quest Diagnostics Inc.	390	35,069
		480,345
Healthcare Supplies – 0.1%
Align Technology Inc.	205	58,288	(a	)
DENTSPLY SIRONA Inc.	653	32,382
The Cooper Companies Inc.	140	41,464
		132,134
Healthcare Technology – 0.0% *
Cerner Corp.	926	52,976	(a	)
Home Building – 0.1%
D.R. Horton Inc.	953	39,435
Lennar Corp., Class A	856	42,021
PulteGroup Inc.	699	19,544
		101,000
Home Furnishings – 0.0% *
Leggett & Platt Inc.	394	16,635
Mohawk Industries Inc.	173	21,824	(a	)
		38,459
Home Improvement Retail – 0.5%
Lowe’s Companies Inc.	2,314	253,313
The Home Depot Inc.	3,267	626,905
		880,218
Hotel & Resort REITs – 0.0% *
Host Hotels & Resorts Inc.	2,233	42,204
Hotels, Resorts & Cruise Lines – 0.2%
Carnival Corp.	1,199	60,813
Hilton Worldwide Holdings Inc.	860	71,475
Marriott International Inc., Class A	810	101,323
Norwegian Cruise Line Holdings Ltd.	648	35,614	(a	)
Royal Caribbean Cruises Ltd.	506	57,998
		327,223

	Number of Shares	Fair Value
Household Appliances – 0.0% *
Whirlpool Corp.	194	$25,781
Household Products – 0.6%
Church & Dwight Company Inc.	755	53,778
Colgate-Palmolive Co.	2,494	170,939
Kimberly-Clark Corp.	992	122,909
The Clorox Co.	376	60,333
The Procter & Gamble Co.	7,243	753,634
		1,161,593
Housewares & Specialties – 0.0% *
Newell Brands Inc.	1,212	18,592
Human Resource & Employment Services – 0.0% *
Robert Half International Inc.	366	23,849
Hypermarkets & Super Centers – 0.4%
Costco Wholesale Corp.	1,264	306,065
Walmart Inc.	4,122	402,019
		708,084
Independent Power Producers & Energy Traders – 0.0% *
AES Corp.	1,955	35,346
NRG Energy Inc.	855	36,321
		71,667
Industrial Conglomerates – 0.5%
3M Co.	1,681	349,278
General Electric Co.	25,073	250,479
Honeywell International Inc.	2,106	334,686
Roper Technologies Inc.	307	104,985
		1,039,428
Industrial Gases – 0.1%
Air Products & Chemicals Inc.	640	122,214
Industrial Machinery – 0.3%
Dover Corp.	423	39,677
Flowserve Corp.	322	14,535
Fortive Corp.	848	71,139
Illinois Tool Works Inc.	827	118,699
Ingersoll-Rand PLC	734	79,235
Parker-Hannifin Corp.	391	67,104
Snap-on Inc.	182	28,487
Stanley Black & Decker Inc.	454	61,821
Xylem Inc.	563	44,500
		525,197
Industrial REITs – 0.1%
Duke Realty Corp.	1,080	33,026
Prologis Inc. REIT	1,802	129,654
		162,680
Insurance Brokers – 0.1%
Arthur J Gallagher & Co.	567	44,283
Marsh & McLennan Companies Inc.	1,424	133,713
		177,996
Integrated Oil & Gas – 0.9%
Chevron Corp.	5,528	680,939
Exxon Mobil Corp.	12,273	991,658
Occidental Petroleum Corp.	2,153	142,529
		1,815,126
Integrated Telecommunication Services – 0.7%
AT&T Inc.	21,234	665,898
Verizon Communications Inc.	11,977	708,200
		1,374,098
Interactive Home Entertainment – 0.1%
Activision Blizzard Inc.	2,225	101,304
Electronic Arts Inc.	862	87,605	(a	)
Take-Two Interactive Software Inc.	330	31,142	(a	)
		220,051
Interactive Media & Services – 1.7%
Alphabet Inc., Class A	867	1,020,364	(a,c	)
Alphabet Inc., Class C	890	1,044,246	(a	)
Facebook Inc., Class A	6,911	1,151,994	(a	)

Elfun Diversified Fund Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
TripAdvisor Inc.	302	$15,538	(a	)
Twitter Inc.	2,110	69,377	(a	)
		3,301,519
Internet & Direct Marketing Retail – 1.3%
Amazon.com Inc.	1,196	2,129,777	(a	)
Booking Holdings Inc.	131	228,583	(a	)
eBay Inc.	2,550	94,707
Expedia Group Inc.	344	40,936
		2,494,003
Internet Services & Infrastructure – 0.1%
Akamai Technologies Inc.	479	34,349	(a	)
VeriSign Inc.	313	56,828	(a	)
		91,177
Investment Banking & Brokerage – 0.3%
E*TRADE Financial Corp.	750	34,823
Morgan Stanley	3,746	158,081
Raymond James Financial Inc.	400	32,164
The Charles Schwab Corp.	3,466	148,206
The Goldman Sachs Group Inc.	996	191,222
		564,496
IT Consulting & Other Services – 0.3%
Cognizant Technology Solutions Corp., Class A	1,661	120,340
DXC Technology Co.	734	47,204
Gartner Inc.	259	39,285	(a	)
International Business Machines Corp.	2,594	366,013
		572,842
Leisure Products – 0.0% *
Hasbro Inc.	344	29,247
Mattel Inc.	863	11,219	(a	)
		40,466
Life & Health Insurance – 0.2%
Aflac Inc.	2,214	110,700
Brighthouse Financial Inc.	341	12,375	(a	)
Lincoln National Corp.	584	34,281
MetLife Inc.	2,820	120,047
Principal Financial Group Inc.	738	37,040
Prudential Financial Inc.	1,183	108,694
Torchmark Corp.	285	23,356
Unum Group	557	18,843
		465,336
Life Sciences Tools & Services – 0.4%
Agilent Technologies Inc.	932	74,914
Illumina Inc.	422	131,111	(a	)
IQVIA Holdings Inc.	463	66,603	(a	)
Mettler-Toledo International Inc.	73	52,779	(a	)
PerkinElmer Inc.	325	31,317
Thermo Fisher Scientific Inc.	1,162	318,063
Waters Corp.	202	50,845	(a	)
		725,632
Managed Healthcare – 0.6%
Anthem Inc.	745	213,800
Centene Corp.	1,228	65,207	(a	)
Humana Inc.	393	104,538
UnitedHealth Group Inc.	2,783	688,125
WellCare Health Plans Inc.	139	37,495	(a	)
		1,109,165
Metal & Glass Containers – 0.0% *
Ball Corp.	992	57,397
Motorcycle Manufacturers – 0.0% *
Harley-Davidson Inc.	553	19,720
Movies & Entertainment – 0.5%
Netflix Inc.	1,260	449,265	(a	)
The Walt Disney Co.	5,054	561,146
Viacom Inc., Class B	1,083	30,400
		1,040,811
Multi-Line Insurance – 0.1%
American International Group Inc.	2,494	107,392
Assurant Inc.	144	13,667

	Number of Shares	Fair Value
Loews Corp.	811	$38,871
The Hartford Financial Services Group Inc.	1,035	51,460
		211,390
Multi-Sector Holdings – 0.6%
Berkshire Hathaway Inc., Class B	5,633	1,131,613	(a	)
Jefferies Financial Group Inc.	697	13,097
		1,144,710
Multi-Utilities – 0.4%
Ameren Corp.	693	50,970
CenterPoint Energy Inc.	1,491	45,774
CMS Energy Corp.	812	45,099
Consolidated Edison Inc.	922	78,195
Dominion Energy Inc.	2,337	179,154
DTE Energy Co.	533	66,486
NiSource Inc.	992	28,431
Public Service Enterprise Group Inc.	1,508	89,590
Sempra Energy	804	101,192
WEC Energy Group Inc.	939	74,256
		759,147
Office REITs – 0.1%
Alexandria Real Estate Equities Inc.	330	47,045
Boston Properties Inc.	450	60,246
SL Green Realty Corp.	275	24,728
Vornado Realty Trust	490	33,045
		165,064
Oil & Gas Drilling – 0.0% *
Helmerich & Payne Inc.	280	15,557
Oil & Gas Equipment & Services – 0.2%
Baker Hughes a GE Co.	1,515	41,996
Halliburton Co.	2,563	75,096
National Oilwell Varco Inc.	1,105	29,437
Schlumberger Ltd.	3,945	171,884
		318,413
Oil & Gas Exploration & Production – 0.5%
Anadarko Petroleum Corp.	1,434	65,218
Apache Corp.	1,121	38,854
Cabot Oil & Gas Corp.	1,198	31,268
Cimarex Energy Co.	308	21,529
Concho Resources Inc.	580	64,357
ConocoPhillips	3,246	216,638
Devon Energy Corp.	1,334	42,101
Diamondback Energy Inc.	430	43,658
EOG Resources Inc.	1,717	163,424
Hess Corp.	735	44,269
Marathon Oil Corp.	2,499	41,758
Noble Energy Inc.	1,383	34,202
Pioneer Natural Resources Co.	507	77,206
		884,482
Oil & Gas Refining & Marketing – 0.2%
HollyFrontier Corp.	460	22,664
Marathon Petroleum Corp.	1,989	119,042
Phillips 66	1,195	113,728
Valero Energy Corp.	1,213	102,899
		358,333
Oil & Gas Storage & Transportation – 0.2%
Kinder Morgan Inc.	5,671	113,477
ONEOK Inc.	1,224	85,484
The Williams Companies Inc.	3,613	103,765
		302,726
Packaged Foods & Meats – 0.4%
Campbell Soup Co.	560	21,353
Conagra Brands Inc.	1,526	42,331
General Mills Inc.	1,764	91,287
Hormel Foods Corp.	817	36,569
Kellogg Co.	713	40,912
Lamb Weston Holdings Inc.	400	29,976
McCormick & Company Inc.	373	56,185
Mondelez International Inc., Class A	4,174	208,366
The Hershey Co.	393	45,128

Elfun Diversified Fund Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
The JM Smucker Co.	324	$37,746
The Kraft Heinz Co.	1,863	60,827
Tyson Foods Inc., Class A	863	59,918
		730,598
Paper Packaging – 0.1%
Avery Dennison Corp.	279	31,527
International Paper Co.	1,199	55,478
Packaging Corporation of America	300	29,814
Sealed Air Corp.	464	21,372
WestRock Co.	700	26,845
		165,036
Personal Products – 0.1%
Coty Inc., Class A	1,137	13,075
Estee Lauder Cos., Inc. Class A	636	105,290
		118,365
Pharmaceuticals – 1.7%
Allergan PLC	901	131,915
Bristol-Myers Squibb Co.	4,703	224,380
Eli Lilly & Co.	2,519	326,866
Johnson & Johnson	7,715	1,078,480
Merck & Company Inc.	7,443	619,034
Mylan N.V.	1,430	40,526	(a	)
Nektar Therapeutics	550	18,480	(a	)
Pfizer Inc.	16,150	685,891
Zoetis Inc.	1,354	136,307
		3,261,879
Property & Casualty Insurance – 0.2%
Cincinnati Financial Corp.	426	36,593
The Allstate Corp.	940	88,529
The Progressive Corp.	1,663	119,886
The Travelers Companies Inc.	709	97,247
		342,255
Publishing – 0.0% *
News Corp., Class A	1,011	12,577
News Corp., Class B	442	5,520
		18,097
Railroads – 0.4%
CSX Corp.	2,289	171,263
Kansas City Southern	276	32,011
Norfolk Southern Corp.	780	145,774
Union Pacific Corp.	2,096	350,451
		699,499
Real Estate Services – 0.0% *
CBRE Group Inc., Class A	909	44,950	(a	)
Regional Banks – 0.4%
BB&T Corp.	2,237	104,088
Citizens Financial Group Inc.	1,401	45,532
Comerica Inc.	466	34,167
Fifth Third Bancorp	1,941	48,952
First Republic Bank	470	47,216
Huntington Bancshares Inc.	3,007	38,129
KeyCorp	2,972	46,809
M&T Bank Corp.	423	66,419
People’s United Financial Inc.	1,150	18,906
Regions Financial Corp.	2,997	42,408
SunTrust Banks Inc.	1,283	76,018
SVB Financial Group	153	34,021	(a	)
The PNC Financial Services Group Inc.	1,327	162,770
Zions Bancorp NA	552	25,066
		790,501
Research & Consulting Services – 0.1%
Equifax Inc.	332	39,342
Nielsen Holdings PLC	1,101	26,061
Verisk Analytics Inc.	467	62,111
		127,514
Residential REITs – 0.2%
Apartment Investment & Management Co., Class A	418	21,021
AvalonBay Communities Inc.	410	82,299

	Number of Shares	Fair Value
Equity Residential	1,071	$80,668
Essex Property Trust Inc.	191	55,245
Mid-America Apartment Communities Inc.	322	35,204
UDR Inc.	817	37,141
		311,578
Restaurants – 0.5%
Chipotle Mexican Grill Inc.	67	47,591	(a	)
Darden Restaurants Inc.	347	42,150
McDonald’s Corp.	2,227	422,907
Starbucks Corp.	3,625	269,483
Yum! Brands Inc.	848	84,639
		866,770
Retail REITs – 0.2%
Federal Realty Investment Trust	205	28,259
Kimco Realty Corp.	1,110	20,535
Realty Income Corp.	845	62,158
Regency Centers Corp.	500	33,745
Simon Property Group Inc.	889	161,985
The Macerich Co.	346	14,999
		321,681
Semiconductor Equipment – 0.1%
Applied Materials Inc.	2,762	109,541
KLA-Tencor Corp.	448	53,496
Lam Research Corp.	445	79,659
		242,696
Semiconductors – 1.3%
Advanced Micro Devices Inc.	2,570	65,586	(a	)
Analog Devices Inc.	1,014	106,744
Broadcom Inc.	1,155	347,320
Intel Corp.	13,073	702,020
Maxim Integrated Products Inc.	800	42,536
Microchip Technology Inc.	688	57,077
Micron Technology Inc.	3,312	136,885	(a	)
NVIDIA Corp.	1,759	315,846
Qorvo Inc.	392	28,118	(a	)
QUALCOMM Inc.	3,528	201,202
Skyworks Solutions Inc.	525	43,302
Texas Instruments Inc.	2,682	284,480
Xilinx Inc.	743	94,205
		2,425,321
Soft Drinks – 0.6%
Monster Beverage Corp.	1,177	64,241	(a	)
PepsiCo Inc.	4,080	500,004
The Coca-Cola Co.	11,157	522,817
		1,087,062
Specialized Consumer Services – 0.0% *
H&R Block Inc.	525	12,569
Specialized REITs – 0.5%
American Tower Corp.	1,270	250,266
Crown Castle International Corp.	1,192	152,576
Digital Realty Trust Inc.	613	72,947
Equinix Inc.	244	110,571
Extra Space Storage Inc.	393	40,051
Iron Mountain Inc.	905	32,091
Public Storage	429	93,428
SBA Communications Corp.	340	67,884	(a	)
Weyerhaeuser Co.	2,183	57,500
		877,314
Specialty Chemicals – 0.2%
Albemarle Corp.	304	24,922
Celanese Corp.	380	37,472
Ecolab Inc.	738	130,286
International Flavors & Fragrances Inc.	291	37,478
PPG Industries Inc.	625	70,544
The Sherwin-Williams Co.	236	101,647
		402,349

Elfun Diversified Fund Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Specialty Stores – 0.1%
Tiffany & Co.	331	$34,937
Tractor Supply Co.	385	37,637
Ulta Salon Cosmetics & Fragrance Inc.	164	57,192	(a	)
		129,766
Steel – 0.0% *
Nucor Corp.	936	54,616
Systems Software – 1.7%
Fortinet Inc.	400	33,588	(a	)
Microsoft Corp.	22,242	2,623,221
Oracle Corp.	7,359	395,252
Red Hat Inc.	523	95,552	(a	)
Symantec Corp.	1,823	41,911
		3,189,524
Technology Hardware, Storage & Peripherals – 1.4%
Apple Inc.	12,986	2,466,691
Hewlett Packard Enterprise Co.	4,063	62,692
HP Inc.	4,479	87,027
NetApp Inc.	667	46,250
Western Digital Corp.	844	40,562
Xerox Corp.	496	15,862
		2,719,084
Tobacco – 0.4%
Altria Group Inc.	5,463	313,740
Philip Morris International Inc.	4,491	396,960
		710,700
Trading Companies & Distributors – 0.1%
Fastenal Co.	828	53,249
United Rentals Inc.	234	26,734	(a	)
WW Grainger Inc.	132	39,723
		119,706
Trucking – 0.0% *
JB Hunt Transport Services Inc.	251	25,424
Water Utilities – 0.0% *
American Water Works Company Inc.	523	54,528
Total Common Stock (Cost $54,457,930)		66,786,944
Preferred Stock – 0.0% *
Diversified Banks – 0.0% *
Wells Fargo & Co. 3.09% + 3 month USD LIBOR	1,469	38,267	(d	)
Total Preferred Stock (Cost $36,725)		38,267
Total Domestic Equity (Cost $54,494,655)		66,825,211
Foreign Equity – 0.9%
Common Stock – 0.9%
Apparel, Accessories & Luxury Goods – 0.0% *
Capri Holdings Ltd.	477	21,823	(a	)
Auto Parts & Equipment – 0.0% *
Aptiv PLC	780	62,002
Building Products – 0.0% *
Allegion PLC	274	24,854
Consumer Electronics – 0.0% *
Garmin Ltd.	315	27,200
Electronic Manufacturing Services – 0.1%
TE Connectivity Ltd.	942	76,066
Healthcare Equipment – 0.2%
Medtronic PLC	3,871	352,571
Industrial Gases – 0.2%
Linde PLC	1,550	272,691
Industrial Machinery – 0.0% *
Pentair PLC	518	23,056

	Number of Shares	Fair Value
Insurance Brokers – 0.1%
Aon PLC	690	$117,783
Willis Towers Watson PLC	385	67,625
		185,408
IT Consulting & Other Services – 0.2%
Accenture PLC, Class A	1,840	323,877
Oil & Gas Equipment & Services – 0.0% *
TechnipFMC PLC	1,206	28,365
Pharmaceuticals – 0.0% *
Perrigo Company PLC	329	15,845
Property & Casualty Insurance – 0.1%
Chubb Ltd.	1,326	185,746
Reinsurance – 0.0% *
Everest Re Group Ltd.	109	23,540
Research & Consulting Services – 0.0% *
IHS Markit Ltd.	1,020	55,468	(a	)
Technology Hardware, Storage & Peripherals – 0.0% *
Seagate Technology PLC	748	35,822
Total Foreign Equity (Cost $1,438,553)		1,714,334

		Principal Amount	Fair Value
Bonds and Notes – 33.6%
U.S. Treasuries – 9.8%
U.S. Treasury Bonds
2.25%	08/15/46	$481,000	429,027	(c	)
2.75%	11/15/42	23,000	22,878
3.00%	08/15/48	2,256,700	2,336,947	(c	)
3.75%	11/15/43	17,500	20,512
5.00%	05/15/37	187,000	252,766
U.S. Treasury Notes
1.38%	12/15/19	2,850,700	2,830,007	(c	)
1.50%	11/30/19	2,477,600	2,462,412	(c	)
2.25%	03/31/20	1,101,000	1,099,362	(c	)
2.75%	11/15/23	3,078,600	3,145,765
2.88%	11/30/25 - 08/15/28	6,121,100	6,331,721	(c	)
			18,931,397
Agency Mortgage Backed – 10.2%
Federal Home Loan Mortgage Corp.
4.05%	09/25/28	295,000	320,565	(c,d	)
4.50%	06/01/33 - 02/01/35	2,351	2,483	(c	)
5.00%	07/01/35	16,130	17,352	(c	)
5.50%	05/01/20 - 04/01/39	29,579	32,266	(c	)
6.00%	05/01/20 - 11/01/37	71,762	79,830	(c	)
6.50%	11/01/28 - 06/01/29	1,033	1,142	(c	)
7.00%	06/01/29 - 08/01/36	15,706	17,707	(c	)
7.50%	09/01/33	1,112	1,194	(c	)
8.00%	07/01/26 - 11/01/30	1,776	2,005	(c	)
8.50%	04/01/30	4,758	5,916	(c	)
Federal National Mortgage Assoc.
3.50%	08/01/45	79,918	81,257	(c	)
3.50%	07/01/47	937,348	957,044
4.00%	05/01/19 - 10/01/47	1,702,357	1,760,439	(c	)
4.50%	05/01/19 - 02/01/40	124,632	131,765	(c	)
5.00%	07/01/20 - 05/01/39	56,448	60,689	(c	)
5.50%	06/01/20 - 01/01/39	118,147	127,881	(c	)
6.00%	02/01/20 - 05/01/41	362,574	403,050	(c	)
6.50%	10/01/28 - 08/01/36	10,881	11,775	(c	)
7.00%	05/01/33 - 12/01/33	555	588	(c	)
7.50%	12/01/26 - 12/01/33	4,629	5,123	(c	)
8.00%	06/01/24 - 12/01/30	5,500	5,663	(c	)
9.00%	12/01/22	263	277	(c	)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.97%	04/01/37	477	493	(c,d	)
Federal National Mortgage Assoc. TBA
3.00%	TBA	5,512,934	5,510,509	(e	)
3.50%	TBA	1,556,000	1,575,761	(e	)

Elfun Diversified Fund Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
4.00%	TBA	$1,554,000	$1,600,075	(e	)
4.50%	TBA	1,171,000	1,219,983	(e	)
Government National Mortgage Assoc.
4.00%	01/20/41 - 04/20/43	315,444	328,799	(c	)
4.50%	08/15/33 - 03/20/41	138,149	145,773	(c	)
5.00%	08/15/33	6,907	7,337	(c	)
6.00%	07/15/33 - 04/15/34	6,637	7,475	(c	)
6.50%	04/15/28 - 07/15/36	12,256	13,612	(c	)
7.00%	04/15/28 - 10/15/36	3,989	4,401	(c	)
7.50%	07/15/23 - 04/15/28	6,772	7,030	(c	)
8.00%	05/15/30	175	188	(c	)
9.00%	12/15/21	127	132	(c	)
3.00%	TBA	651,000	653,168	(e	)
4.00%	TBA	3,052,000	3,148,291	(e	)
4.50%	TBA	1,244,000	1,291,683	(e	)
			19,540,721
Agency Collateralized Mortgage Obligations – 0.2%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	132,886	355	(c,d,f	)
3.77%	12/25/28	138,000	146,881	(c	)
4.06%	10/25/28	146,000	158,818	(c,d	)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	56,875	3,578	(c,f	)
5.50%	06/15/33	5,481	1,038	(c,f	)
7.50%	07/15/27	5,209	940	(c,f	)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.12%	08/15/25	24,861	1,296	(c,d,f	)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	209	190	(c,g,h	)
8.00%	02/01/23 - 07/01/24	695	92	(c,f	)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	47	47	(c,g,h	)
1.09%	12/25/42	28,516	1,120	(c,d,f	)
5.00%	09/25/40	24,952	2,658	(c,f	)
8.00%	05/25/22	—	4	(c,f	)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
3.51%	07/25/38	9,086	1,254	(c,d,f	)
Federal National Mortgage Assoc. REMIC 6.20% - 1 month USD LIBOR
3.71%	06/25/48	492,678	74,235	(c,d,f	)
Federal National Mortgage Assoc. STRIPS
4.50%	08/25/35 - 01/25/36	13,399	2,314	(c,f	)
5.00%	03/25/38 - 05/25/38	7,610	1,456	(c,f	)
5.50%	12/25/33	2,608	545	(c,f	)
6.00%	01/25/35	6,938	1,547	(c,f	)
7.50%	11/25/23	5,364	619	(c,f	)
8.00%	08/25/23 - 07/25/24	1,403	188	(c,f	)
8.50%	07/25/22	89	7	(c,f	)
8.50%	07/25/22	3	—	(c,f,**	)
9.00%	05/25/22	104	7	(c,f	)
Government National Mortgage Assoc. REMIC
4.50%	08/16/39	16,284	1,007	(c,f	)
5.00%	09/20/38	3,080	70	(c,f	)
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR
4.32%	01/16/40	50,924	10,003	(c,d,f	)
			410,269
Asset Backed – 0.8%
American Express Credit Account Master Trust 2017-6
2.04%	05/15/23	357,738	355,203	(c	)
American Express Credit Account Master Trust 2018-1
2.67%	10/17/22	150,000	150,096	(c	)
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	326,000	330,973	(c	)
BA Credit Card Trust 2018-A1
2.70%	07/17/23	131,000	131,319	(c	)
BMW Floorplan Master Owner Trust 2018-1
3.15%	05/15/23	100,000	100,920	(c,i	)
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	308,000	306,265	(c	)

		Principal Amount	Fair Value
Enterprise Fleet Financing 2019-1 LLC
3.07%	10/22/24	$137,000	$138,111	(i	)
Securitized Term Auto Receivables Trust 2018-1A
3.30%	11/25/22	100,000	100,547	(c,i	)
			1,613,434
Corporate Notes – 11.2%
3M Co.
4.00%	09/14/48	22,000	23,004	(c	)
Abbott Laboratories
2.90%	11/30/21	83,000	83,345	(c	)
3.75%	11/30/26	23,000	23,915	(c	)
4.90%	11/30/46	27,000	31,229	(c	)
AbbVie Inc.
3.20%	05/14/26	35,000	33,978	(c	)
4.45%	05/14/46	35,000	32,458	(c	)
4.70%	05/14/45	8,000	7,678	(c	)
4.88%	11/14/48	9,000	8,841	(c	)
Activision Blizzard Inc.
2.30%	09/15/21	74,000	72,984	(c	)
Aetna Inc.
3.50%	11/15/24	31,000	31,006	(c	)
Aflac Inc.
4.00%	10/15/46	6,000	5,917	(c	)
Alexandria Real Estate Equities Inc.
4.70%	07/01/30	16,000	17,112	(c	)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	40,000	39,477	(c,i	)
4.50%	07/26/47	10,000	9,467	(c,i	)
Allergan Finance LLC
3.25%	10/01/22	30,000	29,992	(c	)
4.63%	10/01/42	5,000	4,741	(c	)
Allergan Funding SCS
3.00%	03/12/20	51,000	50,965	(c	)
3.45%	03/15/22	18,000	18,163	(c	)
Allergan Sales LLC
5.00%	12/15/21	66,000	68,677	(c,i	)
Altria Group Inc.
2.95%	05/02/23	17,000	16,893	(c	)
3.80%	02/14/24	16,000	16,283	(c	)
4.25%	08/09/42	4,000	3,481	(c	)
4.40%	02/14/26	37,000	38,095	(c	)
4.50%	05/02/43	15,000	13,461	(c	)
4.80%	02/14/29	37,000	38,125	(c	)
5.95%	02/14/49	20,000	21,461	(c	)
Amazon.com Inc.
2.80%	08/22/24	21,000	21,041	(c	)
3.15%	08/22/27	14,000	14,087	(c	)
3.88%	08/22/37	11,000	11,446	(c	)
4.05%	08/22/47	11,000	11,631	(c	)
4.25%	08/22/57	16,000	17,171	(c	)
Ameren Corp.
3.65%	02/15/26	16,000	16,171	(c	)
American Campus Communities Operating Partnership LP
3.35%	10/01/20	30,000	30,104	(c	)
4.13%	07/01/24	14,000	14,315	(c	)
American Express Co.
3.00%	10/30/24	42,000	41,793	(c	)
American International Group Inc.
4.25%	03/15/29	54,000	54,809
4.50%	07/16/44	30,000	28,719	(c	)
6.40%	12/15/20	15,000	15,860	(c	)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	8,000	7,776	(c,d	)
American Tower Corp.
3.38%	10/15/26	7,000	6,850	(c	)
4.40%	02/15/26	30,000	31,365	(c	)
American Water Capital Corp.
2.95%	09/01/27	28,000	27,390	(c	)
Amgen Inc.
2.20%	05/22/19	64,000	63,948	(c	)
2.65%	05/11/22	43,000	42,761	(c	)

Elfun Diversified Fund Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
3.20%	11/02/27	$21,000	$20,584	(c	)
4.56%	06/15/48	22,000	21,961	(c	)
4.66%	06/15/51	9,000	9,052	(c	)
Anadarko Petroleum Corp.
4.85%	03/15/21	4,000	4,144	(c	)
6.20%	03/15/40	10,000	11,266	(c	)
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%	12/01/47	12,000	11,991	(c	)
5.25%	01/15/25	181,000	187,679	(c	)
5.50%	10/15/19	69,000	69,666	(c	)
6.25%	10/15/22	49,000	50,432	(c	)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%	02/01/36	15,000	14,973	(c,i	)
4.90%	02/01/46	61,000	61,332	(c,i	)
Anheuser-Busch InBev Worldwide Inc.
4.00%	04/13/28	12,000	12,173	(c	)
4.38%	04/15/38	71,000	68,155	(c	)
4.60%	04/15/48	32,000	30,732	(c	)
4.75%	04/15/58	16,000	15,210	(c	)
5.55%	01/23/49	65,000	71,336	(c	)
Anthem Inc.
3.30%	01/15/23	27,000	27,288	(c	)
Apache Corp.
4.38%	10/15/28	9,000	9,073	(c	)
5.10%	09/01/40	16,000	15,798	(c	)
Apple Inc.
2.50%	02/09/22	38,000	38,004	(c	)
2.85%	05/11/24	31,000	31,153	(c	)
3.35%	02/09/27	18,000	18,364	(c	)
3.45%	02/09/45	49,000	46,647	(c	)
3.85%	08/04/46	43,000	43,529	(c	)
4.25%	02/09/47	18,000	19,288	(c	)
4.65%	02/23/46	6,000	6,780	(c	)
Applied Materials Inc.
4.35%	04/01/47	24,000	25,203	(c	)
Aptiv PLC
4.40%	10/01/46	19,000	17,027	(c	)
ArcelorMittal
4.55%	03/11/26	35,000	35,888
Archer-Daniels-Midland Co.
2.50%	08/11/26	21,000	20,153	(c	)
Ascension Health
4.85%	11/15/53	13,000	15,140	(c	)
AstraZeneca PLC
2.38%	11/16/20	12,000	11,927	(c	)
3.50%	08/17/23	19,000	19,388	(c	)
4.00%	01/17/29	14,000	14,592	(c	)
4.38%	08/17/48	10,000	10,345	(c	)
AT&T Inc.
3.00%	06/30/22	45,000	45,084	(c	)
3.80%	03/15/22	47,000	48,201	(c	)
4.35%	03/01/29	60,000	61,283	(c	)
4.45%	04/01/24	23,000	24,130	(c	)
4.50%	05/15/35	35,000	34,415	(c	)
4.55%	03/09/49	17,000	16,050	(c	)
4.75%	05/15/46	15,000	14,655	(c	)
4.80%	06/15/44	22,000	21,487	(c	)
4.85%	03/01/39	66,000	66,389	(c	)
5.15%	11/15/46	5,000	5,113	(c	)
5.25%	03/01/37	22,000	23,145	(c	)
5.45%	03/01/47	44,000	46,981	(c	)
Athene Holding Ltd.
4.13%	01/12/28	24,000	23,038	(c	)
Avangrid Inc.
3.15%	12/01/24	44,000	43,460	(c	)
Bank of America Corp.
2.65%	04/01/19	57,000	57,000
3.25%	10/21/27	48,000	46,988	(c	)
3.95%	04/21/25	29,000	29,548	(c	)
4.18%	11/25/27	41,000	41,621
4.25%	10/22/26	46,000	47,127	(c	)

		Principal Amount	Fair Value
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37%	07/21/21	$37,000	$36,761	(c,d	)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	157,000	157,400	(c,d	)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	104,000	103,966	(c,d	)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	63,000	61,661	(c,d	)
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter)
3.46%	03/15/25	66,000	66,771	(d	)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	17,000	16,574	(c,d	)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	43,000	44,041	(c,d	)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	15,000	15,609	(c,d	)
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33%	03/15/50	18,000	18,674	(d	)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	35,000	36,395	(c,d	)
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%	10/05/28	50,000	50,997	(c,d	)
Barrick North America Finance LLC
5.70%	05/30/41	4,000	4,564	(c	)
BAT Capital Corp.
2.30%	08/14/20	100,000	98,985	(c	)
2.76%	08/15/22	28,000	27,527	(c	)
3.56%	08/15/27	31,000	29,351	(c	)
4.39%	08/15/37	9,000	8,063	(c	)
4.54%	08/15/47	22,000	19,243	(c	)
Baxalta Inc.
2.88%	06/23/20	9,000	8,990	(c	)
Bayer US Finance II LLC
3.50%	06/25/21	200,000	200,976	(c,i	)
Becton Dickinson and Co.
2.89%	06/06/22	31,000	30,812	(c	)
3.70%	06/06/27	46,000	45,822	(c	)
3.73%	12/15/24	3,000	3,046	(c	)
4.67%	06/06/47	5,000	5,228	(c	)
4.69%	12/15/44	5,000	5,148	(c	)
Berkshire Hathaway Energy Co.
2.40%	02/01/20	48,000	47,900	(c	)
3.25%	04/15/28	16,000	15,908	(c	)
3.80%	07/15/48	14,000	13,371	(c	)
Berkshire Hathaway Finance Corp.
4.25%	01/15/49	17,000	17,814
Berkshire Hathaway Inc.
4.50%	02/11/43	6,000	6,528	(c	)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	5,000	5,876	(c	)
Biogen Inc.
2.90%	09/15/20	12,000	12,006	(c	)
BNP Paribas S.A.
5.00%	01/15/21	17,000	17,665	(c	)
Boston Scientific Corp.
4.00%	03/01/28	27,000	27,790	(c	)
4.70%	03/01/49	12,000	12,736
BP Capital Markets America Inc.
3.02%	01/16/27	81,000	79,506	(c	)
3.22%	11/28/23	28,000	28,354	(c	)

Elfun Diversified Fund Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Brighthouse Financial Inc.
3.70%	06/22/27	$5,000	$4,525	(c	)
4.70%	06/22/47	3,000	2,399	(c	)
Brixmor Operating Partnership LP
3.90%	03/15/27	12,000	11,790	(c	)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	7,000	6,804	(c	)
3.00%	01/15/22	20,000	19,921	(c	)
3.13%	01/15/25	8,000	7,647	(c	)
3.88%	01/15/27	18,000	17,197	(c	)
Brown-Forman Corp.
4.00%	04/15/38	5,000	5,161	(c	)
Buckeye Partners LP
5.60%	10/15/44	6,000	5,759	(c	)
Bunge Limited Finance Corp.
3.75%	09/25/27	9,000	8,170	(c	)
Burlington Northern Santa Fe LLC
4.15%	12/15/48	26,000	27,311	(c	)
4.55%	09/01/44	39,000	42,755
Campbell Soup Co.
3.30%	03/15/21	49,000	49,269	(c	)
Canadian Natural Resources Ltd.
3.85%	06/01/27	5,000	5,010	(c	)
4.95%	06/01/47	6,000	6,514	(c	)
Capital One Financial Corp.
3.75%	07/28/26	45,000	43,863	(c	)
4.75%	07/15/21	60,000	62,851	(c	)
Cardinal Health Inc.
2.62%	06/15/22	10,000	9,870	(c	)
3.08%	06/15/24	8,000	7,817	(c	)
Caterpillar Financial Services Corp.
2.55%	11/29/22	44,000	43,787	(c	)
Caterpillar Inc.
3.80%	08/15/42	6,000	6,093	(c	)
CBS Corp.
2.90%	01/15/27	11,000	10,265	(c	)
3.70%	06/01/28	14,000	13,648
Celgene Corp.
3.45%	11/15/27	4,000	3,952	(c	)
4.35%	11/15/47	5,000	4,903	(c	)
4.55%	02/20/48	23,000	23,341	(c	)
Cenovus Energy Inc.
4.25%	04/15/27	11,000	10,835	(c	)
4.45%	09/15/42	7,000	6,187	(c	)
5.40%	06/15/47	5,000	4,980	(c	)
CenterPoint Energy Inc.
2.50%	09/01/22	66,000	64,576	(c	)
3.60%	11/01/21	27,000	27,416	(c	)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	120,000	120,876	(c	)
4.91%	07/23/25	30,000	31,661	(c	)
5.05%	03/30/29	54,000	56,907	(c	)
5.75%	04/01/48	30,000	31,350	(c	)
6.38%	10/23/35	5,000	5,568	(c	)
6.48%	10/23/45	7,000	7,852	(c	)
Chevron Corp.
2.42%	11/17/20	15,000	14,969	(c	)
3.19%	06/24/23	19,000	19,437	(c	)
Chubb INA Holdings Inc.
4.35%	11/03/45	18,000	19,570	(c	)
Church & Dwight Company Inc.
2.45%	08/01/22	9,000	8,861	(c	)
Cigna Corp.
3.20%	09/17/20	48,000	48,255	(c,i	)
3.40%	09/17/21	20,000	20,208	(c,i	)
3.75%	07/15/23	20,000	20,487	(c,i	)
4.13%	11/15/25	38,000	39,331	(c,i	)
4.38%	10/15/28	14,000	14,518	(c,i	)
4.80%	08/15/38	12,000	12,345	(c,i	)
4.90%	12/15/48	14,000	14,454	(c,i	)
Cigna Holding Co.
3.25%	04/15/25	23,000	22,787	(c	)
3.88%	10/15/47	17,000	15,109	(c	)

		Principal Amount	Fair Value
Cimarex Energy Co.
3.90%	05/15/27	$5,000	$4,980
4.38%	03/15/29	52,000	53,561
Cisco Systems Inc.
5.90%	02/15/39	18,000	23,589	(c	)
Citigroup Inc.
2.70%	10/27/22	31,000	30,703	(c	)
2.90%	12/08/21	107,000	106,951	(c	)
4.40%	06/10/25	12,000	12,424	(c	)
4.45%	09/29/27	28,000	28,763	(c	)
4.65%	07/23/48	48,000	51,528	(c	)
4.75%	05/18/46	19,000	19,622	(c	)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	136,000	135,040	(c,d	)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	15,000	14,584	(c,d	)
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%	04/24/48	25,000	25,536	(c,d	)
Citigroup Inc. (5.88% fixed rate until 03/27/20; 4.06% + 3 month USD LIBOR thereafter)
5.88%	09/27/99	86,000	86,857	(d	)
CME Group Inc.
3.75%	06/15/28	17,000	17,884	(c	)
CMS Energy Corp.
4.88%	03/01/44	41,000	45,166	(c	)
CNA Financial Corp.
3.45%	08/15/27	11,000	10,703	(c	)
5.88%	08/15/20	48,000	49,918	(c	)
CNH Industrial Capital LLC
3.38%	07/15/19	27,000	27,021	(c	)
4.38%	11/06/20	21,000	21,367	(c	)
4.88%	04/01/21	22,000	22,628	(c	)
CNH Industrial N.V.
3.85%	11/15/27	39,000	37,337
Columbia Pipeline Group Inc.
3.30%	06/01/20	20,000	20,080
Comcast Corp.
3.20%	07/15/36	27,000	24,485
3.38%	08/15/25	8,000	8,112	(c	)
3.97%	11/01/47	85,000	82,197	(c	)
4.15%	10/15/28	67,000	70,540	(c	)
4.25%	10/15/30	24,000	25,482	(c	)
4.60%	08/15/45	18,000	19,125	(c	)
4.70%	10/15/48	16,000	17,369	(c	)
CommonSpirit Health
4.35%	11/01/42	24,000	22,776
Conagra Brands Inc.
3.80%	10/22/21	49,000	49,897	(c	)
4.30%	05/01/24	31,000	32,093
5.30%	11/01/38	15,000	15,143	(c	)
5.40%	11/01/48	13,000	13,053	(c	)
Conagra Brands Inc. 0.75% + 3 month USD LIBOR
3.51%	10/22/20	38,000	37,951	(c,d	)
Concho Resources Inc.
3.75%	10/01/27	5,000	4,961	(c	)
4.30%	08/15/28	45,000	46,439	(c	)
4.88%	10/01/47	8,000	8,430	(c	)
ConocoPhillips Co.
4.30%	11/15/44	28,000	29,844	(c	)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	31,000	29,901	(c	)
3.88%	06/15/47	18,000	17,592	(c	)
Constellation Brands Inc.
3.70%	12/06/26	24,000	23,894
4.50%	05/09/47	21,000	20,368	(c	)
Continental Resources Inc.
4.50%	04/15/23	61,000	63,192	(c	)
Corning Inc.
4.38%	11/15/57	15,000	13,901	(c	)

Elfun Diversified Fund Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Corporation Andina de Fomento
2.20%	07/18/20	$44,000	$43,571	(c	)
4.38%	06/15/22	121,000	125,626	(c	)
Crown Castle International Corp.
5.20%	02/15/49	18,000	18,942	(c	)
CSX Corp.
4.50%	03/15/49	25,000	26,196
4.50%	08/01/54	20,000	20,388	(c	)
CubeSmart LP
4.38%	02/15/29	32,000	32,759	(c	)
CVS Health Corp.
3.13%	03/09/20	144,000	144,390	(c	)
3.35%	03/09/21	29,000	29,234	(c	)
3.70%	03/09/23	93,000	94,514	(c	)
3.88%	07/20/25	14,000	14,174	(c	)
4.10%	03/25/25	35,000	35,926	(c	)
4.30%	03/25/28	15,000	15,211	(c	)
4.78%	03/25/38	48,000	47,520	(c	)
5.00%	12/01/24	27,000	28,751	(c	)
5.05%	03/25/48	40,000	40,284	(c	)
D.R. Horton Inc.
2.55%	12/01/20	42,000	41,693	(c	)
Dell International LLC/EMC Corp.
4.00%	07/15/24	36,000	36,279	(i	)
5.30%	10/01/29	25,000	25,277	(i	)
5.45%	06/15/23	19,000	20,245	(c,i	)
6.02%	06/15/26	7,000	7,535	(c,i	)
8.10%	07/15/36	4,000	4,695	(c,i	)
8.35%	07/15/46	5,000	6,035	(c,i	)
Deutsche Bank AG
2.70%	07/13/20	37,000	36,601	(c	)
Deutsche Telekom International Finance BV
2.49%	09/19/23	150,000	145,876	(c,i	)
Devon Energy Corp.
4.00%	07/15/21	55,000	56,138	(c	)
5.00%	06/15/45	8,000	8,361	(c	)
Diageo Investment Corp.
2.88%	05/11/22	30,000	30,167	(c	)
Discovery Communications LLC
2.20%	09/20/19	40,000	39,844	(c	)
3.95%	03/20/28	23,000	22,364	(c	)
4.95%	05/15/42	6,000	5,631	(c	)
5.00%	09/20/37	10,000	9,709	(c	)
Dollar Tree Inc.
4.00%	05/15/25	29,000	29,340	(c	)
Dominion Energy Inc.
2.58%	07/01/20	26,000	25,871	(c	)
DowDuPont Inc.
3.77%	11/15/20	96,000	97,743
5.32%	11/15/38	13,000	14,445
5.42%	11/15/48	13,000	14,663
DTE Energy Co.
2.85%	10/01/26	40,000	38,061	(c	)
3.85%	12/01/23	18,000	18,557	(c	)
Duke Energy Carolinas LLC
3.95%	03/15/48	18,000	18,397	(c	)
Duke Energy Corp.
1.80%	09/01/21	37,000	36,129	(c	)
3.55%	09/15/21	20,000	20,298	(c	)
3.75%	09/01/46	4,000	3,743	(c	)
Duke Energy Progress LLC
4.15%	12/01/44	23,000	23,927	(c	)
Duke Realty LP
3.25%	06/30/26	18,000	17,729	(c	)
3.38%	12/15/27	9,000	8,866	(c	)
Duquesne Light Holdings Inc.
3.62%	08/01/27	37,000	36,384	(c,i	)
Eastman Chemical Co.
3.50%	12/01/21	28,000	28,380	(c	)
3.60%	08/15/22	7,000	7,131	(c	)
4.50%	01/15/21	56,000	57,155	(c	)

		Principal Amount	Fair Value
Eaton Corp.
3.10%	09/15/27	$18,000	$17,701	(c	)
Ecolab Inc.
3.25%	12/01/27	10,000	10,045	(c	)
3.95%	12/01/47	11,000	11,217	(c	)
Edison International
4.13%	03/15/28	12,000	11,329
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
3.27%	05/01/20	39,000	39,102	(c,d	)
Eli Lilly & Co.
3.38%	03/15/29	30,000	30,785	(c	)
3.70%	03/01/45	4,000	3,961	(c	)
3.95%	03/15/49	25,000	25,580	(c	)
Emera US Finance LP
4.75%	06/15/46	6,000	6,223	(c	)
Enbridge Energy Partners LP
5.50%	09/15/40	6,000	6,717	(c	)
Encana Corp.
3.90%	11/15/21	33,000	33,668	(c	)
Energy Transfer Operating LP
4.25%	03/15/23	27,000	27,599
4.50%	04/15/24	58,000	60,647	(c	)
4.95%	06/15/28	9,000	9,437	(c	)
5.88%	01/15/24	95,000	103,873
6.13%	12/15/45	7,000	7,546	(c	)
6.50%	02/01/42	20,000	22,424	(c	)
7.50%	10/15/20	47,000	49,959
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	17,000	17,705	(c	)
Entergy Louisiana LLC
3.05%	06/01/31	20,000	19,073	(c	)
4.00%	03/15/33	14,000	14,685	(c	)
Enterprise Products Operating LLC
4.25%	02/15/48	51,000	49,746	(c	)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	11,000	10,159	(c,d	)
EOG Resources Inc.
4.10%	02/01/21	47,000	48,124	(c	)
4.15%	01/15/26	6,000	6,354	(c	)
5.10%	01/15/36	12,000	13,525	(c	)
EPR Properties
4.95%	04/15/28	18,000	18,706	(c	)
EQM Midstream Partners LP
4.75%	07/15/23	7,000	7,137	(c	)
5.50%	07/15/28	7,000	7,072	(c	)
ERP Operating LP
4.50%	07/01/44	14,000	15,078	(c	)
Exelon Corp.
3.50%	06/01/22	24,000	24,246	(c	)
4.45%	04/15/46	31,000	31,836	(c	)
Express Scripts Holding Co.
3.40%	03/01/27	15,000	14,610	(c	)
Exxon Mobil Corp.
2.22%	03/01/21	21,000	20,897	(c	)
FedEx Corp.
4.10%	02/01/45	37,000	33,407	(c	)
Fifth Third Bancorp
3.65%	01/25/24	53,000	54,261	(c	)
FirstEnergy Corp.
3.90%	07/15/27	6,000	6,085	(c	)
FirstEnergy Transmission LLC
4.55%	04/01/49	27,000	27,599	(i	)
Florida Power & Light Co.
4.13%	02/01/42	20,000	21,194	(c	)
Ford Motor Co.
4.35%	12/08/26	45,000	41,699	(c	)
Ford Motor Credit Company LLC
8.13%	01/15/20	100,000	103,583
General Dynamics Corp.
2.13%	08/15/26	26,000	24,550	(c	)
2.88%	05/11/20	47,000	47,165

Elfun Diversified Fund Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
3.00%	05/11/21	$64,000	$64,573	(c	)
3.50%	05/15/25	33,000	34,181	(c	)
General Mills Inc.
3.20%	04/16/21	19,000	19,165	(c	)
3.70%	10/17/23	27,000	27,670	(c	)
4.55%	04/17/38	23,000	22,777	(c	)
4.70%	04/17/48	14,000	13,975	(c	)
General Motors Co.
5.20%	04/01/45	5,000	4,454	(c	)
5.40%	04/01/48	12,000	10,985	(c	)
General Motors Financial Company Inc.
2.35%	10/04/19	50,000	49,871	(c	)
3.20%	07/13/20	89,000	89,215	(c	)
3.45%	01/14/22 - 04/10/22	103,000	103,148	(c	)
3.55%	04/09/21	64,000	64,344	(c	)
5.25%	03/01/26	49,000	50,540	(c	)
Georgia-Pacific LLC
3.60%	03/01/25	130,000	132,818	(c,i	)
Gilead Sciences Inc.
2.95%	03/01/27	5,000	4,857	(c	)
3.50%	02/01/25	14,000	14,262	(c	)
3.65%	03/01/26	14,000	14,278	(c	)
4.15%	03/01/47	34,000	32,760	(c	)
4.80%	04/01/44	12,000	12,573	(c	)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	33,000	33,782	(c	)
3.63%	05/15/25	33,000	34,124	(c	)
GlaxoSmithKline Capital PLC
3.13%	05/14/21	30,000	30,317	(c	)
3.38%	06/01/29	68,000	68,738
Glencore Finance Canada Ltd.
4.95%	11/15/21	20,000	20,780	(c,i	)
Glencore Funding LLC
4.13%	03/12/24	68,000	68,755	(i	)
4.88%	03/12/29	27,000	27,295	(i	)
Halliburton Co.
3.80%	11/15/25	19,000	19,417	(c	)
5.00%	11/15/45	14,000	14,895	(c	)
Hess Corp.
5.60%	02/15/41	5,000	5,063	(c	)
5.80%	04/01/47	4,000	4,162	(c	)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	5,000	5,230	(c	)
Highwoods Realty LP
4.13%	03/15/28	17,000	17,183	(c	)
4.20%	04/15/29	41,000	41,543
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	50,000	49,553	(c,d	)
Hyundai Capital America
3.10%	04/05/22	14,000	13,877	(c,i	)
Ingersoll-Rand Luxembourg Finance S.A.
3.50%	03/21/26	41,000	41,405
3.55%	11/01/24	29,000	29,564	(c	)
3.80%	03/21/29	41,000	41,614
Intel Corp.
2.60%	05/19/26	45,000	44,033	(c	)
2.88%	05/11/24	18,000	18,124	(c	)
International Paper Co.
4.40%	08/15/47	24,000	22,449	(c	)
Interstate Power & Light Co.
3.40%	08/15/25	128,000	127,459	(c	)
Jabil Inc.
3.95%	01/12/28	24,000	22,337	(c	)
Jefferies Group LLC
5.13%	01/20/23	47,000	49,768	(c	)
6.50%	01/20/43	26,000	27,103	(c	)
Johnson & Johnson
3.63%	03/03/37	17,000	17,218	(c	)
Johnson Controls International PLC
4.50%	02/15/47	6,000	5,733	(c	)

		Principal Amount	Fair Value
JPMorgan Chase & Co.
2.30%	08/15/21	$83,000	$82,081	(c	)
2.55%	10/29/20	81,000	80,787	(c	)
3.30%	04/01/26	80,000	80,142	(c	)
3.63%	12/01/27	14,000	13,912	(c	)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	28,000	27,731	(c,d	)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	58,000	56,786	(c,d	)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	32,000	30,970	(c,d	)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	54,000	55,737	(c,d	)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	30,000	30,767	(c,d	)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	22,000	21,668	(c,d	)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	82,000	86,065	(c,d	)
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR
6.22%	12/29/49	31,000	31,127	(c,d	)
Keurig Dr Pepper Inc.
3.55%	05/25/21	93,000	94,012	(c,i	)
4.06%	05/25/23	33,000	33,952	(c,i	)
4.50%	11/15/45	15,000	13,808	(c	)
4.60%	05/25/28	11,000	11,467	(c,i	)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	70,000	70,643	(c	)
4.70%	11/01/42	5,000	4,856	(c	)
5.30%	09/15/20	22,000	22,728	(c	)
6.38%	03/01/41	13,000	15,041	(c	)
Kinder Morgan Inc.
3.05%	12/01/19	15,000	15,007	(c	)
4.30%	03/01/28	19,000	19,637	(c	)
5.05%	02/15/46	13,000	13,310	(c	)
5.55%	06/01/45	17,000	18,563	(c	)
Kraft Heinz Foods Co.
2.80%	07/02/20	37,000	36,920
4.38%	06/01/46	22,000	19,036	(c	)
Kreditanstalt fuer Wiederaufbau
2.00%	10/04/22	46,000	45,484	(c	)
L3 Technologies Inc.
3.85%	12/15/26	23,000	23,376	(c	)
Lam Research Corp.
4.00%	03/15/29	39,000	39,786
Liberty Property LP
4.38%	02/01/29	24,000	25,009	(c	)
Lincoln National Corp.
3.63%	12/12/26	32,000	32,131	(c	)
4.35%	03/01/48	18,000	17,832	(c	)
Lockheed Martin Corp.
3.55%	01/15/26	17,000	17,559	(c	)
3.80%	03/01/45	6,000	5,891	(c	)
4.50%	05/15/36	27,000	29,298
Lowe’s Companies Inc.
3.70%	04/15/46	5,000	4,431	(c	)
4.05%	05/03/47	13,000	12,223	(c	)
LYB International Finance BV
4.88%	03/15/44	5,000	4,908	(c	)
LYB International Finance II BV
3.50%	03/02/27	7,000	6,730	(c	)
Marathon Oil Corp.
2.70%	06/01/20	50,000	49,805	(c	)
3.85%	06/01/25	12,000	12,153	(c	)

Elfun Diversified Fund Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Mars Inc.
2.70%	04/01/25	$68,000	$67,714	(i	)
3.20%	04/01/30	25,000	25,034	(i	)
3.60%	04/01/34	16,000	16,102	(i	)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	23,000	23,581	(c	)
4.90%	03/15/49	35,000	38,325	(c	)
Masco Corp.
3.50%	11/15/27	5,000	4,745	(c	)
McDonald’s Corp.
3.70%	01/30/26	27,000	27,878	(c	)
3.80%	04/01/28	26,000	26,827	(c	)
4.88%	12/09/45	13,000	14,047	(c	)
McKesson Corp.
3.65%	11/30/20	124,000	125,410	(c	)
Medtronic Inc.
4.63%	03/15/45	7,000	7,993	(c	)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	24,000	24,853	(c	)
Merck & Company Inc.
2.75%	02/10/25	51,000	51,072	(c	)
3.40%	03/07/29	43,000	44,199
4.00%	03/07/49	19,000	19,773
MetLife Inc.
4.05%	03/01/45	6,000	5,980	(c	)
4.72%	12/15/44	21,000	22,983	(c	)
Microsoft Corp.
2.40%	08/08/26	27,000	26,199	(c	)
3.45%	08/08/36	14,000	14,091	(c	)
3.50%	02/12/35	18,000	18,263	(c	)
3.70%	08/08/46	63,000	64,494	(c	)
4.00%	02/12/55	24,000	25,122	(c	)
4.10%	02/06/37	4,000	4,350	(c	)
4.50%	02/06/57	5,000	5,729	(c	)
Mitsubishi UFJ Financial Group Inc.
3.54%	07/26/21	68,000	68,938
Mizuho Financial Group Inc.
2.63%	04/12/21	200,000	198,762	(c,i	)
Molson Coors Brewing Co.
2.10%	07/15/21	49,000	48,031	(c	)
4.20%	07/15/46	7,000	6,215	(c	)
Morgan Stanley
2.63%	11/17/21	70,000	69,583	(c	)
2.65%	01/27/20	43,000	42,966	(c	)
2.75%	05/19/22	98,000	97,400	(c	)
3.63%	01/20/27	5,000	5,011	(c	)
3.70%	10/23/24	13,000	13,249	(c	)
3.95%	04/23/27	130,000	129,896	(c	)
4.10%	05/22/23	190,000	195,597	(c	)
4.38%	01/22/47	32,000	32,964	(c	)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	21,000	20,543	(c,d	)
Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter)
4.43%	01/23/30	37,000	39,002	(c,d	)
MPLX LP
3.38%	03/15/23	15,000	15,112	(c	)
4.50%	04/15/38	18,000	17,099	(c	)
4.70%	04/15/48	17,000	16,236	(c	)
Mylan Inc.
5.20%	04/15/48	15,000	13,545	(c	)
Mylan N.V.
3.15%	06/15/21	16,000	15,951	(c	)
3.95%	06/15/26	7,000	6,697	(c	)
National Retail Properties Inc.
4.00%	11/15/25	23,000	23,529	(c	)
Newfield Exploration Co.
5.75%	01/30/22	122,000	130,194	(c	)
Newmont Mining Corp.
4.88%	03/15/42	22,000	23,043	(c	)
Nexen Inc.
6.40%	05/15/37	8,000	10,301	(c	)

		Principal Amount	Fair Value
NextEra Energy Capital Holdings Inc.
3.25%	04/01/26	$41,000	$41,011
Noble Energy Inc.
3.90%	11/15/24	17,000	17,179	(c	)
5.05%	11/15/44	6,000	5,959	(c	)
Nordstrom Inc.
5.00%	01/15/44	2,000	1,807	(c	)
Norfolk Southern Corp.
3.95%	10/01/42	20,000	19,471	(c	)
Northern States Power Co.
2.20%	08/15/20	84,000	83,543	(c	)
Northrop Grumman Corp.
2.55%	10/15/22	10,000	9,898	(c	)
3.85%	04/15/45	5,000	4,789	(c	)
4.03%	10/15/47	4,000	3,946	(c	)
Novartis Capital Corp.
3.00%	11/20/25	4,000	4,058	(c	)
Nucor Corp.
3.95%	05/01/28	29,000	30,173	(c	)
4.13%	09/15/22	14,000	14,587	(c	)
Nutrien Ltd.
4.00%	12/15/26	9,000	9,105	(c	)
4.90%	06/01/43	14,000	14,285	(c	)
Occidental Petroleum Corp.
4.10%	02/15/47	11,000	11,250	(c	)
4.20%	03/15/48	12,000	12,573	(c	)
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	17,000	17,301	(c	)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	8,000	8,042	(c	)
Oracle Corp.
2.40%	09/15/23	14,000	13,754	(c	)
2.65%	07/15/26	30,000	29,023	(c	)
3.80%	11/15/37	8,000	8,013	(c	)
4.00%	07/15/46 - 11/15/47	47,000	47,284	(c	)
Oshkosh Corp.
5.38%	03/01/25	19,000	19,584	(c	)
Owens Corning
4.40%	01/30/48	10,000	8,228	(c	)
PacifiCorp
6.25%	10/15/37	37,000	47,653	(c	)
Packaging Corporation of America
3.40%	12/15/27	23,000	22,350	(c	)
PepsiCo Inc.
3.45%	10/06/46	7,000	6,752	(c	)
Petroleos Mexicanos
5.35%	02/12/28	15,000	13,915	(c	)
5.38%	03/13/22	50,000	51,020	(c	)
5.63%	01/23/46	19,000	15,622	(c	)
6.35%	02/12/48	15,000	13,223	(c	)
6.38%	01/23/45	25,000	22,101	(c	)
6.50%	03/13/27	40,000	40,168	(c	)
6.75%	09/21/47	40,000	36,692	(c	)
Pfizer Inc.
3.00%	12/15/26	27,000	27,048	(c	)
3.20%	09/15/23	20,000	20,474	(c	)
3.45%	03/15/29	36,000	36,995
3.60%	09/15/28	38,000	39,559	(c	)
3.90%	03/15/39	17,000	17,463
4.00%	03/15/49	25,000	25,898
4.13%	12/15/46	11,000	11,583	(c	)
4.40%	05/15/44	6,000	6,504	(c	)
Philip Morris International Inc.
4.13%	03/04/43	22,000	20,771	(c	)
Phillips 66 Co.
3.90%	03/15/28	27,000	27,514	(c	)
Phillips 66 Partners LP
3.75%	03/01/28	21,000	20,684	(c	)
4.68%	02/15/45	17,000	16,724	(c	)
Pioneer Natural Resources Co.
3.95%	07/15/22	39,000	40,114

Elfun Diversified Fund Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	$8,000	$7,429	(c	)
5.75%	01/15/20	31,000	31,618	(c	)
PPL Capital Funding Inc.
3.10%	05/15/26	33,000	31,682	(c	)
Precision Castparts Corp.
4.38%	06/15/45	18,000	19,483	(c	)
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	37,000	37,302	(c,d	)
Public Service Company of Colorado
3.70%	06/15/28	35,000	36,461	(c	)
Public Service Electric & Gas Co.
2.38%	05/15/23	49,000	48,417	(c	)
QUALCOMM Inc.
2.90%	05/20/24	8,000	7,875	(c	)
3.00%	05/20/22	7,000	7,054	(c	)
3.25%	05/20/27	4,000	3,907	(c	)
4.30%	05/20/47	5,000	4,763	(c	)
Realty Income Corp.
3.00%	01/15/27	9,000	8,746	(c	)
Regions Financial Corp.
3.80%	08/14/23	30,000	30,830	(c	)
Reynolds American Inc.
4.45%	06/12/25	5,000	5,139	(c	)
Rio Tinto Finance USA PLC
4.13%	08/21/42	11,000	11,524	(c	)
Rockwell Automation Inc.
3.50%	03/01/29	21,000	21,596
4.20%	03/01/49	20,000	21,107
Rockwell Collins Inc.
3.50%	03/15/27	26,000	25,677	(c	)
Rogers Communications Inc.
5.00%	03/15/44	5,000	5,566	(c	)
RPM International Inc.
3.75%	03/15/27	16,000	15,459	(c	)
Ryder System Inc.
2.45%	09/03/19	103,000	102,764	(c	)
3.65%	03/18/24	60,000	61,283
Sabine Pass Liquefaction LLC
4.20%	03/15/28	20,000	20,156	(c	)
5.00%	03/15/27	6,000	6,363	(c	)
Santander Holdings USA Inc.
2.65%	04/17/20	70,000	69,751	(c	)
3.70%	03/28/22	61,000	61,716	(c	)
4.40%	07/13/27	15,000	14,928	(c	)
Schlumberger Holdings Corp.
3.63%	12/21/22	132,000	135,452	(c,i	)
Selective Insurance Group Inc.
5.38%	03/01/49	25,000	25,640
Sempra Energy
3.80%	02/01/38	10,000	9,153	(c	)
4.00%	02/01/48	12,000	10,997	(c	)
Shell International Finance BV
2.38%	08/21/22	41,000	40,718	(c	)
3.75%	09/12/46	12,000	11,986	(c	)
4.13%	05/11/35	15,000	15,957	(c	)
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	28,000	27,648	(c	)
2.88%	09/23/23	25,000	24,672	(c	)
3.20%	09/23/26	6,000	5,802	(c	)
Simon Property Group LP
3.38%	06/15/27	22,000	22,140	(c	)
Smithfield Foods Inc.
2.70%	01/31/20	14,000	13,915	(c,i	)
Southern California Edison Co.
2.40%	02/01/22	30,000	29,118	(c	)
2.90%	03/01/21	49,000	48,514	(c	)
4.20%	03/01/29	41,000	41,693
Southern Company Gas Capital Corp.
4.40%	05/30/47	4,000	4,011	(c	)
Southern Copper Corp.
5.88%	04/23/45	12,000	13,481	(c	)

		Principal Amount	Fair Value
Southwestern Electric Power Co.
2.75%	10/01/26	$23,000	$21,866	(c	)
Spectra Energy Partners LP
3.38%	10/15/26	5,000	4,910	(c	)
4.50%	03/15/45	4,000	4,033	(c	)
Starbucks Corp.
4.00%	11/15/28	18,000	18,803	(c	)
Sumitomo Mitsui Financial Group Inc.
2.78%	07/12/22	50,000	49,760	(c	)
Suncor Energy Inc.
4.00%	11/15/47	5,000	4,922	(c	)
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	21,000	20,470	(c	)
Sysco Corp.
3.25%	07/15/27	19,000	18,654	(c	)
Takeda Pharmaceutical Company Ltd.
4.00%	11/26/21	200,000	205,050	(c,i	)
Tampa Electric Co.
4.35%	05/15/44	34,000	34,517	(c	)
Target Corp.
2.50%	04/15/26	20,000	19,462	(c	)
3.38%	04/15/29	57,000	57,887
Teck Resources Ltd.
5.40%	02/01/43	50,000	49,444	(c	)
Telefonica Emisiones S.A.
4.10%	03/08/27	150,000	152,254	(c	)
Teva Pharmaceutical Finance Netherlands III BV
1.70%	07/19/19	122,000	121,207	(c	)
2.20%	07/21/21	18,000	17,136	(c	)
Texas Instruments Inc.
3.88%	03/15/39	21,000	21,845
4.15%	05/15/48	16,000	17,203
The Allstate Corp.
4.20%	12/15/46	10,000	10,327	(c	)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	41,000	41,635	(c,d	)
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter)
2.66%	05/16/23	99,000	98,454	(c,d	)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	72,000	68,159	(c,d	)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	43,000	39,579	(c,d	)
The Boeing Co.
3.25%	03/01/28	14,000	14,043	(c	)
3.55%	03/01/38	10,000	9,617	(c	)
The Cleveland Electric Illuminating Co.
4.55%	11/15/30	68,000	71,538	(i	)
The Dow Chemical Co.
4.25%	10/01/34	22,000	21,509	(c	)
5.55%	11/30/48	17,000	18,966	(c,i	)
The George Washington University
4.13%	09/15/48	25,000	26,069
The Goldman Sachs Group Inc.
3.50%	11/16/26	61,000	60,049
3.85%	01/26/27	39,000	39,153	(c	)
4.25%	10/21/25	14,000	14,325	(c	)
5.15%	05/22/45	29,000	30,494	(c	)
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	40,000	39,695	(c,d	)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	173,000	171,030	(c,d	)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	30,000	29,719	(c,d	)

Elfun Diversified Fund Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	$18,000	$17,142	(c,d	)
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%	05/01/29	54,000	55,091	(c,d	)
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.81%	02/12/47	30,000	25,989	(c,d,i	)
The Home Depot Inc.
3.35%	09/15/25	32,000	32,966
3.50%	09/15/56	12,000	11,017	(c	)
3.90%	12/06/28 - 06/15/47	28,000	29,184	(c	)
4.50%	12/06/48	15,000	16,596	(c	)
The Interpublic Group of Companies Inc.
3.75%	10/01/21	46,000	46,720	(c	)
The Kroger Co.
2.95%	11/01/21	47,000	47,033	(c	)
4.65%	01/15/48	9,000	8,378	(c	)
The Mosaic Co.
5.63%	11/15/43	4,000	4,243	(c	)
The Sherwin-Williams Co.
2.25%	05/15/20	33,000	32,805	(c	)
2.75%	06/01/22	9,000	8,944	(c	)
3.45%	06/01/27	6,000	5,899	(c	)
4.50%	06/01/47	17,000	16,723	(c	)
The Southern Co.
3.25%	07/01/26	9,000	8,821	(c	)
4.40%	07/01/46	4,000	4,022	(c	)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	64,000	63,316	(c,d	)
The Walt Disney Co.
3.38%	11/15/26	4,000	4,083	(i	)
4.50%	02/15/21	19,000	19,665	(i	)
4.75%	11/15/46	6,000	6,947	(i	)
6.65%	11/15/37	39,000	53,749	(i	)
The Williams Companies Inc.
3.75%	06/15/27	4,000	3,972	(c	)
3.90%	01/15/25	14,000	14,290	(c	)
4.85%	03/01/48	17,000	16,977	(c	)
4.90%	01/15/45	5,000	4,987	(c	)
5.40%	03/04/44	5,000	5,295	(c	)
Time Warner Cable LLC
4.50%	09/15/42	5,000	4,385	(c	)
6.55%	05/01/37	16,000	17,657	(c	)
Total Capital International S.A.
3.46%	02/19/29	61,000	62,375	(c	)
TransCanada PipeLines Ltd.
4.25%	05/15/28	50,000	52,194	(c	)
4.88%	01/15/26	9,000	9,726	(c	)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	19,000	19,365	(c	)
TWDC Enterprises 18 Corp.
4.13%	06/01/44	8,000	8,513	(c	)
Tyco Electronics Group S.A.
2.35%	08/01/19	84,000	83,772	(c	)
3.13%	08/15/27	21,000	20,306	(c	)
Tyson Foods Inc.
2.65%	08/15/19	14,000	13,984	(c	)
4.00%	03/01/26	60,000	61,351	(c	)
4.55%	06/02/47	4,000	3,779	(c	)
U.S. Bancorp
3.15%	04/27/27	32,000	32,128	(c	)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	84,000	85,515	(c,d	)
Union Pacific Corp.
3.20%	06/08/21	48,000	48,552	(c	)
3.50%	06/08/23	38,000	38,899	(c	)
3.60%	09/15/37	8,000	7,601	(c	)
3.70%	03/01/29	63,000	64,698	(c	)
4.10%	09/15/67	14,000	12,951	(c	)
4.30%	03/01/49	16,000	16,504	(c	)

		Principal Amount	Fair Value
United Technologies Corp.
3.65%	08/16/23	$38,000	$38,996	(c	)
3.95%	08/16/25	14,000	14,548	(c	)
4.13%	11/16/28	6,000	6,239	(c	)
4.15%	05/15/45	19,000	18,637	(c	)
4.45%	11/16/38	16,000	16,595	(c	)
4.50%	06/01/42	12,000	12,387	(c	)
UnitedHealth Group Inc.
4.45%	12/15/48	66,000	71,561
4.75%	07/15/45	30,000	33,788	(c	)
Vale Overseas Ltd.
4.38%	01/11/22	18,000	18,329	(c	)
6.25%	08/10/26	28,000	30,571	(c	)
Vale S.A.
5.63%	09/11/42	8,000	7,994	(c	)
Valero Energy Corp.
4.00%	04/01/29	68,000	68,702
Valero Energy Partners LP
4.38%	12/15/26	39,000	40,395	(c	)
Ventas Realty LP
3.25%	10/15/26	30,000	29,080	(c	)
Verizon Communications Inc.
3.38%	02/15/25	33,000	33,449	(c	)
3.88%	02/08/29	10,000	10,260	(c	)
4.33%	09/21/28	28,000	29,625	(c	)
4.40%	11/01/34	23,000	23,960	(c	)
4.52%	09/15/48	17,000	17,435	(c	)
4.67%	03/15/55	18,000	18,352	(c	)
4.86%	08/21/46	126,000	134,128	(c	)
5.01%	04/15/49	8,000	8,714	(c	)
5.25%	03/16/37	16,000	18,023	(c	)
Viacom Inc.
3.45%	10/04/26	11,000	10,532	(c	)
5.25%	04/01/44	5,000	5,008	(c	)
Virginia Electric & Power Co.
4.00%	11/15/46	35,000	35,113	(c	)
Visa Inc.
3.15%	12/14/25	20,000	20,301	(c	)
4.30%	12/14/45	14,000	15,427	(c	)
Vodafone Group PLC
4.38%	05/30/28	27,000	27,440	(c	)
5.25%	05/30/48	12,000	11,977	(c	)
Vornado Realty LP
3.50%	01/15/25	14,000	13,864	(c	)
Vulcan Materials Co.
3.90%	04/01/27	6,000	5,951	(c	)
Wabtec Corp.
3.45%	11/15/26	22,000	20,398
Walgreen Co.
4.40%	09/15/42	12,000	10,950	(c	)
Walmart Inc.
3.63%	12/15/47	14,000	13,835	(c	)
3.70%	06/26/28	33,000	34,727	(c	)
3.95%	06/28/38	14,000	14,700	(c	)
4.05%	06/29/48	18,000	19,177	(c	)
Warner Media LLC
5.35%	12/15/43	30,000	31,697	(c	)
WEC Energy Group Inc.
3.55%	06/15/25	48,000	48,953	(c	)
Wells Fargo & Co.
3.90%	05/01/45	5,000	4,957	(c	)
4.15%	01/24/29	58,000	60,617	(c	)
4.75%	12/07/46	108,000	112,897	(c	)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	42,000	44,749	(c,d	)
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90%	12/29/49	34,000	34,932	(c,d	)
Wells Fargo & Co. 3.77% + 3 month USD LIBOR
6.38%	03/29/49	44,000	44,374	(c,d	)

Elfun Diversified Fund Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Wells Fargo Bank NA
2.60%	01/15/21	$250,000	$249,142	(c	)
Western Midstream Operating LP
4.00%	07/01/22	56,000	56,812	(c	)
5.38%	06/01/21	7,000	7,258	(c	)
Willis North America Inc.
3.60%	05/15/24	24,000	24,133	(c	)
WPP Finance 2010
3.75%	09/19/24	26,000	25,612	(c	)
WRKCo Inc.
3.00%	09/15/24	17,000	16,527	(c	)
Xilinx Inc.
2.95%	06/01/24	14,000	13,886	(c	)
Zoetis Inc.
3.00%	09/12/27	7,000	6,725	(c	)
3.90%	08/20/28	19,000	19,463	(c	)
			21,619,185
Non-Agency Collateralized Mortgage Obligations – 1.0%
BANK 2017-BNK4
4.52%	04/15/52	34,000	35,325	(d,e	)
BANK 2018-BNK11
4.36%	03/15/61	35,000	36,572	(c,d	)
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
3.23%	11/15/35	130,843	130,656	(d,i	)
BXP Trust 2017-GM
3.38%	06/13/39	107,000	108,517	(c,i	)
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%	09/10/58	100,000	104,096	(c	)
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	90,682	89,636	(c	)
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	119,583	124,399	(c,d	)
4.03%	12/10/49	78,331	81,880	(c,d	)
Citigroup Commercial Mortgage Trust 2018-C5
4.51%	06/10/51	64,000	67,540	(c	)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	55,000	57,913	(c,d	)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	72,000	70,746	(c	)
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	240,062	248,286	(c	)
GS Mortgage Securities Trust 2017-GS8
3.47%	11/10/50	184,426	187,759	(c	)
GS Mortgage Securities Trust 2018-GS9
4.14%	03/10/51	73,000	76,717	(c,d	)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.04%	07/15/45	25,000	25,965	(c,d	)
LB-UBS Commercial Mortgage Trust 2004-C8
0.32%	12/15/39	10,416	7	(c,d,f,i	)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	748	751	(c,d	)
6.11%	07/15/40	1,717	1,723	(c,i	)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	232	—	(c,f,**	)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.93%	03/15/48	841,363	35,343	(c,d,f	)
Morgan Stanley Capital I Trust 2006-IQ11
6.24%	10/15/42	40,000	40,744	(c,d	)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	3,844	3,858	(d	)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	54,000	58,133	(c,d	)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.23%	02/15/48	906,881	49,498	(c,d,f	)
Wells Fargo Commercial Mortgage Trust 2018-AUS
4.06%	07/17/36	100,000	104,827	(c,d,i	)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	55,000	57,507	(c	)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	123,000	129,190	(c,d	)
			1,927,588

		Principal Amount	Fair Value
Sovereign Bonds – 0.2%
Government of Colombia
2.63%	03/15/23	$200,000	$196,030	(c	)
Government of Mexico
4.00%	10/02/23	24,000	24,713	(c	)
4.75%	03/08/44	56,000	55,028	(c	)
Government of Peru
5.63%	11/18/50	26,000	33,481	(c	)
Government of Uruguay
5.10%	06/18/50	29,803	31,848	(c	)
			341,100
Municipal Bonds and Notes – 0.2%
American Municipal Power Inc.
6.27%	02/15/50	25,000	32,575
Metropolitan St. Louis Sewer District
5.00%	05/01/47	100,000	116,603
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	15,105
Port Authority of New York & New Jersey
4.46%	10/01/62	30,000	33,610
State of California
4.60%	04/01/38	50,000	53,268
5.70%	11/01/21	55,000	59,588
State of Illinois
5.10%	06/01/33	25,000	24,566
The University of Texas System
3.35%	08/15/47	25,000	23,802
			359,117
Total Bonds and Notes (Cost $63,830,881)			64,742,811

		Number of Shares	Fair Value
Exchange Traded & Mutual Funds – 26.5%
Exchange Traded & Mutual Funds – 26.5%
State Street Global Equity ex-U.S. Index Portfolio (Cost $49,203,933)		5,122,308	50,966,967	(j	)

		Principal Amount	Fair Value
Purchased Options – 0.0% *
Purchased Option – 0.0% *
10 Yr. U.S. Treasury Note Futures - May 2019 (Strike price 123.75 USD, expiration date 04/26/19) (Cost $9,671)		$41,000	$12,813
Total Investments in Securities (Cost $168,977,693)			184,262,136
Short-Term Investments – 12.1%
Short-Term Investment Companies – 12.1%
Dreyfus Treasury Cash Management - Institutional Shares 2.29%		3,788,709	3,788,709	(c,g	)
State Street Institutional Treasury Money Market Fund - Premier Class 2.40%		7,700,770	7,700,770	(c,g,j	)
State Street Institutional Treasury Plus Fund -Premier Class 2.41%		3,788,709	3,788,709	(c,g,j	)
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.44%		8,053,583	8,053,583	(c,g,j	)

Elfun Diversified Fund Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
U.S. Treasuries – 0.0% *

U.S. Treasury Bill 2.54%	$35,000	$34,816	(c,g	)
Total Short-Term Investments (Cost $23,366,579)		23,366,587
Total Investments (Cost $192,344,272)		207,628,723
Liabilities in Excess of Other Assets, net – (7.8)%		(15,009,062)

NET ASSETS – 100.0%		$192,619,661

Other Information:

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation
Markit CDX North America High Yield Index	Intercontinental Exchange	2,296	5.00%/ Quarterly	06/20/24	$152,615	$143,734	$8,881

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
CME Group, Inc.	2,750	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	(49,919)	—	(49,919)
CME Group, Inc.	2,751	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	(50,246)	—	(50,246)
								$(100,165)

The Fund had the following long futures contracts open at March 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2019	3	418,181	$425,670	$7,489
Ultra Long-Term U.S. Treasury Bond Futures	June 2019	1	161,127	168,000	6,873
U.S. Long Bond Futures	June 2019	3	436,221	448,969	12,748
2 Yr. U.S. Treasury Notes Futures	June 2019	51	10,823,409	10,867,781	44,372
5 Yr. U.S. Treasury Notes Futures	June 2019	16	1,836,030	1,853,250	17,220
10 Yr. U.S. Treasury Notes Futures	June 2019	16	1,953,858	1,987,500	33,642
					$122,344

The Fund had the following short futures contracts open at March 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
10 Yr. U.S. Treasury Ultra Futures	June 2019	10	(1,298,730)	$(1,327,813)	$(29,082)
					$93,262

The Fund had the following Purchased Options contracts at March 31, 2019:

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ Depreciation
10 Yr. U.S. Treasury Note Futures - May 2019	Goldman Sachs & Co.	123.75	04/26/19	41	$41,000	$12,813	$9,671	$3,142

Elfun Diversified Fund Schedule of Investments	March 31, 2019 (Unaudited)

The Fund had the following Written Options contracts at March 31, 2019:

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ Depreciation
10 Yr. U.S. Treasury Note Futures - May 2019	Goldman Sachs & Co.	122.00	04/26/19	(41)	$(41,000)	$(1,281)	$(1,220)	$(61)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)

State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	At March 31, 2019, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBA’s.
(d)

Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(f)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	Coupon amount represents effective yield.
(h)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(i)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to $2,825,655 or 1.47% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(j)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2019.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Diversified Fund	Investments in Securities
	Domestic Equity	$66,825,211	$—	$—	$66,825,211
	Foreign Equity	1,714,334	—	—	1,714,334
	U.S. Treasuries	—	18,931,397	—	18,931,397
	Agency Mortgage Backed	—	19,540,721	—	19,540,721
	Agency Collateralized Mortgage Obligations	—	410,269	—	410,269
	Asset Backed	—	1,613,434	—	1,613,434
	Corporate Notes	—	21,619,185	—	21,619,185
	Non-Agency Collateralized Mortgage Obligations	—	1,927,588	—	1,927,588
	Sovereign Bonds	—	341,100	—	341,100
	Municipal Bonds and Notes	—	359,117	—	359,117
	Exchange Traded & Mutual Funds	50,966,967	—	—	50,966,967
	Purchased Options	12,813	—	—	12,813
	Short-Term Investments	23,331,771	34,816	—	23,366,587

	Total Investments in Securities	$142,851,096	$64,777,627	$—	$207,628,723

	Other Financial Instruments
	Credit Default Swap Contracts - Unrealized Appreciation	$—	$8,881	$—	$8,881
	Credit Default Swap Contracts - Unrealized Depreciation	—	(100,165)	—	(100,165)
	Long Futures Contracts - Unrealized Appreciation	122,344	—	—	122,344
	Short Futures Contracts - Unrealized Depreciation	(29,082)	—	—	(29,082)
	Written Options	(61)	—	—	(61)

	Total Other Financial Instruments	$93,201	$(91,284)	$—	$1,917

Elfun Diversified Fund Schedule of Investments	March 31, 2019 (Unaudited)

The Fund was invested in the following countries/territories at March 31, 2019 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	97.59%
United Kingdom	0.46%
Ireland	0.39%
Canada	0.26%
Japan	0.25%
Netherlands	0.20%
Luxembourg	0.16%
Switzerland	0.14%
Mexico	0.13%
Colombia	0.09%
Supranational	0.08%
Spain	0.07%
Germany	0.04%
France	0.04%
Bermuda	0.02%
Peru	0.02%
Uruguay	0.02%
Cayman Islands	0.01%
Brazil	0.01%
Jersey	0.01%
China	0.01%
Australia	0.00%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2019 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	24.56%	0.00%	24.56%
Interactive Media & Services	1.59%	0.00%	1.59%
Pharmaceuticals	1.58%	0.00%	1.58%
Systems Software	1.54%	0.00%	1.54%
Diversified Banks	1.41%	0.00%	1.41%
Technology Hardware, Storage & Peripherals	1.31%	0.02%	1.33%
Data Processing & Outsourced Services	1.22%	0.00%	1.22%
Internet & Direct Marketing Retail	1.20%	0.00%	1.20%
Semiconductors	1.17%	0.00%	1.17%
Healthcare Equipment	0.93%	0.16%	1.09%
Integrated Oil & Gas	0.87%	0.00%	0.87%
Aerospace & Defense	0.85%	0.00%	0.85%
Biotechnology	0.78%	0.00%	0.78%
Integrated Telecommunication Services	0.66%	0.00%	0.66%
Electric Utilities	0.65%	0.00%	0.65%
Application Software	0.58%	0.00%	0.58%
Household Products	0.56%	0.00%	0.56%
Multi-Sector Holdings	0.55%	0.00%	0.55%
Managed Healthcare	0.53%	0.00%	0.53%
Soft Drinks	0.52%	0.00%	0.52%
Movies & Entertainment	0.50%	0.00%	0.50%
Industrial Conglomerates	0.50%	0.00%	0.50%
IT Consulting & Other Services	0.28%	0.15%	0.43%
Oil & Gas Exploration & Production	0.43%	0.00%	0.43%
Home Improvement Retail	0.42%	0.00%	0.42%
Specialized REITs	0.42%	0.00%	0.42%
Restaurants	0.42%	0.00%	0.42%
Communications Equipment	0.41%	0.00%	0.41%

Elfun Diversified Fund Schedule of Investments	March 31, 2019 (Unaudited)

Regional Banks	0.38%	0.00%	0.38%
Multi-Utilities	0.37%	0.00%	0.37%
Packaged Foods & Meats	0.35%	0.00%	0.35%
Life Sciences Tools & Services	0.35%	0.00%	0.35%
Cable & Satellite	0.35%	0.00%	0.35%
Tobacco	0.34%	0.00%	0.34%
Hypermarkets & Super Centers	0.34%	0.00%	0.34%
Railroads	0.34%	0.00%	0.34%
Financial Exchanges & Data	0.31%	0.00%	0.31%
Asset Management & Custody Banks	0.29%	0.00%	0.29%
Investment Banking & Brokerage	0.27%	0.00%	0.27%
Industrial Machinery	0.25%	0.01%	0.26%
Property & Casualty Insurance	0.17%	0.08%	0.25%
Healthcare Services	0.23%	0.00%	0.23%
Life & Health Insurance	0.22%	0.00%	0.22%
Consumer Finance	0.22%	0.00%	0.22%
Air Freight & Logistics	0.20%	0.00%	0.20%
Specialty Chemicals	0.19%	0.00%	0.19%
Industrial Gases	0.06%	0.13%	0.19%
Construction Machinery & Heavy Trucks	0.19%	0.00%	0.19%
Diversified Chemicals	0.18%	0.00%	0.18%
Insurance Brokers	0.08%	0.10%	0.18%
Oil & Gas Refining & Marketing	0.17%	0.00%	0.17%
Oil & Gas Equipment & Services	0.15%	0.02%	0.17%
Apparel Retail	0.16%	0.00%	0.16%
Electrical Components & Equipment	0.16%	0.00%	0.16%
Hotels, Resorts & Cruise Lines	0.16%	0.00%	0.16%
Retail REITs	0.16%	0.00%	0.16%
Residential REITs	0.15%	0.00%	0.15%
Footwear	0.15%	0.00%	0.15%
Oil & Gas Storage & Transportation	0.15%	0.00%	0.15%
General Merchandise Stores	0.14%	0.00%	0.14%
Airlines	0.13%	0.00%	0.13%
Semiconductor Equipment	0.12%	0.00%	0.12%
Automotive Retail	0.12%	0.00%	0.12%
Automobile Manufacturers	0.11%	0.00%	0.11%
Apparel, Accessories & Luxury Goods	0.10%	0.01%	0.11%
Interactive Home Entertainment	0.11%	0.00%	0.11%
Multi-Line Insurance	0.10%	0.00%	0.10%
Building Products	0.09%	0.01%	0.10%
Health Care REITs	0.09%	0.00%	0.09%
Environmental & Facilities Services	0.09%	0.00%	0.09%
Research & Consulting Services	0.06%	0.03%	0.09%
Healthcare Distributors	0.08%	0.00%	0.08%
Office REITs	0.08%	0.00%	0.08%
Paper Packaging	0.08%	0.00%	0.08%
Industrial REITs	0.08%	0.00%	0.08%
Electronic Components	0.08%	0.00%	0.08%
Agricultural & Farm Machinery	0.07%	0.00%	0.07%
Drug Retail	0.07%	0.00%	0.07%
Broadcasting	0.07%	0.00%	0.07%
Healthcare Facilities	0.06%	0.00%	0.06%
Healthcare Supplies	0.06%	0.00%	0.06%
Specialty Stores	0.06%	0.00%	0.06%
Trading Companies & Distributors	0.06%	0.00%	0.06%
Personal Products	0.06%	0.00%	0.06%
Distillers & Vintners	0.05%	0.00%	0.05%
Home Building	0.05%	0.00%	0.05%
Electronic Manufacturing Services	0.01%	0.03%	0.04%
Internet Services & Infrastructure	0.04%	0.00%	0.04%
Fertilizers & Agricultural Chemicals	0.04%	0.00%	0.04%
Food Distributors	0.04%	0.00%	0.04%
Auto Parts & Equipment	0.01%	0.03%	0.04%
Diversified Support Services	0.04%	0.00%	0.04%
Construction Materials	0.04%	0.00%	0.04%
Commodity Chemicals	0.04%	0.00%	0.04%
Agricultural Products	0.04%	0.00%	0.04%
Independent Power Producers & Energy Traders	0.03%	0.00%	0.03%
Advertising	0.03%	0.00%	0.03%
Distributors	0.03%	0.00%	0.03%
Casinos & Gaming	0.03%	0.00%	0.03%
Department Stores	0.03%	0.00%	0.03%
Electronic Equipment & Instruments	0.03%	0.00%	0.03%
Food Retail	0.03%	0.00%	0.03%

Elfun Diversified Fund Schedule of Investments	March 31, 2019 (Unaudited)

Metal & Glass Containers	0.03%	0.00%	0.03%
Gold	0.03%	0.00%	0.03%
Construction & Engineering	0.03%	0.00%	0.03%
Steel	0.03%	0.00%	0.03%
Water Utilities	0.03%	0.00%	0.03%
Copper	0.03%	0.00%	0.03%
Healthcare Technology	0.03%	0.00%	0.03%
Computer & Electronics Retail	0.02%	0.00%	0.02%
Real Estate Services	0.02%	0.00%	0.02%
Hotel & Resort REITs	0.02%	0.00%	0.02%
Leisure Products	0.02%	0.00%	0.02%
Home Furnishings	0.02%	0.00%	0.02%
Gas Utilities	0.02%	0.00%	0.02%
Brewers	0.02%	0.00%	0.02%
Alternative Carriers	0.02%	0.00%	0.02%
Consumer Electronics	0.00%	0.01%	0.01%
Household Appliances	0.01%	0.00%	0.01%
Trucking	0.01%	0.00%	0.01%
Human Resource & Employment Services	0.01%	0.00%	0.01%
Reinsurance	0.00%	0.01%	0.01%
Motorcycle Manufacturers	0.01%	0.00%	0.01%
Housewares & Specialties	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Oil & Gas Drilling	0.01%	0.00%	0.01%
Long Futures	0.01%	0.00%	0.01%
Specialized Consumer Services	0.01%	0.00%	0.01%

			57.57%

Sector	Percentage (based on Fair Value)
Corporate Notes	10.41%
Agency Mortgage Backed	9.41%
U.S. Treasuries	9.12%
Non-Agency Collateralized Mortgage Obligations	0.93%
Asset Backed	0.78%
Agency Collateralized Mortgage Obligations	0.20%
Municipal Bonds and Notes	0.17%
Sovereign Bonds	0.16%

31.18%

Short-Term Investments
Short-Term Investments	11.25%

11.25%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Corp.	1,195	$75,369	$—	$3,432	$(381)	$3,862	1,146	$75,418	$539	—
State Street Global Equity ex-U.S. Index Portfolio	5,315,594	47,946,658	—	1,899,999	38,657	4,881,651	5,122,308	50,966,967	—	—
State Street Institutional Treasury Money Market Fund - Premier Class	5,935,188	5,935,188	7,500,975	5,735,393	—	—	7,700,770	7,700,770	37,798	—
State Street Institutional Treasury Plus Fund - Premier Class	2,640,921	2,640,921	1,943,450	795,662	—	—	3,788,709	3,788,709	15,445	—
State Street Institutional U.S. Government Money Market Fund - Class G Shares	5,945,053	5,945,053	11,016,667	8,908,137	—	—	8,053,583	8,053,583	40,174	—

TOTAL		$62,543,189	$20,461,092	$17,342,623	$38,276	$4,885,513		$70,585,447	$93,956	—

Notes to Schedule of Investments	March 31, 2019 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments ) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with valuation policy and procedures approved by the Boards.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third–party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Boards.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Boards. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.

The Fund value its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019 is disclosed in the Fund’s Schedule of Investments.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended March 31, 2019, the Fund entered into futures contracts to equitize cash and manage exposure to interest rates.

Credit Default Swaps

During the period ended March 31, 2019, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.

As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps

Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended March 31, 2019, the Fund entered into interest rate swaps in order to manage exposure to interest rates.

Options on Futures Contracts

The Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument. The Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended March 31, 2019, the Fund purchased and wrote options in order to manage exposure to interest rates.

To-Be-Announced Transactions

The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage passthrough securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Delayed Delivery and When-Issued Securities

During the period ended March 31, 2019, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Income Taxes

At March 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun Diversified Fund	$192,525,045	$18,854,990	$3,749,395	$15,105,595